As filed with the SEC on April 27, 2006
Registration No. 333-123884
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. 1 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 3 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V12A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2006, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Fidelity Personal Retirement AnnuitySM

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of a single individual. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 47 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

The variable subaccounts invest in the portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers, Inc., ("Strategic Advisers") or Geode Capital Management, LLC, ("Geode") both of which are affiliates of FMR. Other Funds are managed by Lazard Asset Management, LLC ("Lazard") and Morgan Stanley Asset Management ("Morgan Stanley").

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2006. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 25.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY

Nationally 1-800-544-2442

Date: April 30, 2006

FPRA

Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Fidelity Investments Life, the Variable Account and the Funds
Fidelity Investments Life 	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee 	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death	<Click Here>
Required Distributions On Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Contracts Owned Under UGMA/UTMA Arrangements	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Automatic Annuity Builder	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Special Provisions For Sales Under Sponsored Arrangements	<Click Here>
More About the Investment Options and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Table of Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

FPRA

Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Owner(s) - also "You" or "your" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner. This may be done only once. You may not remove an Owner.

FPRA

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts, the Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 47 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer. Currently, we offer Fidelity Income Advantage®, a variable immediate annuity, Fidelity Freedom Lifetime IncomeSM, a variable immediate annuity and Fidelity Guaranteed Income Annuity, a fixed immediate annuity.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $5,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $5,000.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements, and will always be lower than the minimum initial Purchase Payment under such an arrangement.

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the month following his or her 90th birthday. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%.

(3) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges.

(4) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(5) Charges for Fund Short-Term Redemption Fees. Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP International Capital Appreciation Portfolio, VIP Natural Resources Portfolio, VIP Overseas Portfolio, VIP Technology Portfolio, and VIP Telecommunications & Utilities Growth Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Taxes.

For further information about fees and expenses generally, see Charges.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

You have the right to cancel the purchase of your Contract for at least ten days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". The time you have to return your Contract may be longer, depending on the state where you purchase the Contract and other factors.

Some states allow us to refund your Contract Value plus any deductions made for premium taxes. Other states require that we return at least your Purchase Payments less any withdrawals for at least a portion of the Free Look Period.

If state law requires that we return at least the amount of your Purchase Payment, then any money you allocate to the Investment Options will be invested entirely in the Money Market Investment Option for so long as this requirement applies. Then we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If state law requires that we return an amount based on your Contract Value, then money you allocate to the Investment Options will be invested in your selected Investment Options beginning on the Contract Date. See Free Look Privilege.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20%
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25%

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.19%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP International Capital Appreciation Portfolio, VIP Natural Resources Portfolio, VIP Overseas Portfolio, VIP Technology Portfolio, and VIP Telecommunications & Utilities Growth Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$ 247	$ 761	$ 1,301	$ 2,776

Facts About Fidelity Investments Life, The Variable Account, And The Funds

FONT SIZE="=+1">FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati OH 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 47 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option, except for VIP Index 500, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial class shares of VIP Index 500 fund.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
VIP Money Market	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
VIP Aggressive Growth	Seeks capital appreciation	Fidelity Management & Research Company
VIP International Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Growth Stock	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Leaders	Seeks capital appreciation	Fidelity Management & Research Company
VIP Investor FreedomSM 2005	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2010	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2015	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2020	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2025	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2030	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor Freedom IncomeSM	Seeks high current income with preservation of principal	Strategic Advisers, Inc.
VIP FundsManager 20%	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers, Inc.
VIP FundsManager 50%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager 70%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager 85%	Seeks high total return	Strategic Advisers, Inc.
VIP Asset ManagerSM	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
VIP Asset Manager: Growth®	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
VIP Dynamic Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Overseas	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Real Estate	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The funds seeks to provide a yield that exceeds the composite yield of the S&P 500®	Fidelity Management & Research Company
VIP Strategic Income	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
VIP Value Strategies	Seeks capital appreciation	Fidelity Management & Research Company
VIP Equity-Income	Seeks reasonable income while also considering capital appreciation	Fidelity Management & Research Company
VIP Growth	Seeks to achieve capital appreciation	Fidelity Management & Research Company
VIP High Income	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
VIP Investment Grade Bond	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
VIP Index 500 	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500	Geode Capital Management, LLC
VIP Contrafund®	Seeks long-term capital appreciation	Fidelity Management & Research Company
VIP Growth & Income	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
VIP Growth Opportunities	Seeks to provide capital growth	Fidelity Management & Research Company
VIP Balanced	Seeks both income and capital growth	Fidelity Management & Research Company
VIP Mid Cap	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Disciplined Small Cap	Seeks capital appreciation	Geode Capital Management, LLC
VIP Consumer Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Cyclical Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Financial Services	Seeks capital appreciation	Fidelity Management & Research Company
VIP Health Care	Seeks capital appreciation	Fidelity Management & Research Company
VIP Natural Resources	Seeks capital appreciation	Fidelity Management & Research Company
VIP Technology	Seeks capital appreciation	Fidelity Management & Research Company
VIP Telecommunications & Utilities Growth	Seeks capital appreciation	Fidelity Management & Research Company
LAZARD
Retirement Emerging Markets	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Asset Management
Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Asset Management
Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Asset Management
International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Asset Management

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $5,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $5,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts, the Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant must be age 85 or younger.

  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder. We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to make an additional Purchase Payment of $100,000 or less by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments accounts. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. To make an additional Purchase Payment of more than $100,000 from another account you must do so in writing. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Free look information for your Contract will be stated on the Contract's cover page.

If state law requires that we return your Purchase Payments without adjustment for investment experience during all or a portion of the Free Look Period, then during this period you will be invested in the Money Market Investment Option. At the close of the Valuation Period in which this period expires, we will transfer to the other Investment Options in accordance with your most recent allocation instructions. If state law requires that we return an amount based on your Contract Value, then you will be invested in your selected Investment Options beginning on the Contract Date. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or your Purchase Payments less any withdrawals.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. Depending on the state in which your Contract is delivered, amounts may be invested solely in the Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

  Frequent Trading Monitoring and Restriction Procedures.

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 15 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Nine Investment Options invest in Funds that impose a short-term redemption fee. See Certain Portfolios Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Taxes.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Nine Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The nine Funds that impose this fee are: VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP International Capital Appreciation Portfolio, VIP Natural Resources Portfolio, VIP Overseas Portfolio, VIP Technology Portfolio and VIP Telecommunications & Utilities Growth Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date.

Before the Annuity Date you may withdraw all (but not a part) of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. Currently we offer Fidelity Income Advantage®, which provides variable and/or fixed annuity income, Fidelity Freedom Lifetime IncomeSM which provides variable annuity income and Fidelity Guaranteed Income Annuity, which provides fixed annuity income. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date. We will determine the amount of monthly annuity income based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

 (a) The guaranteed annuity income purchase rates set forth in your Contract; and

 (b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor of the trust must be the sole Annuitant, and the Annuitant may not be changed, although an additional Annuitant may be added at the Annuity Date. The Annuity Date will be the first day of the first calendar month after the grantor's 90th birthday, or an earlier date chosen by the Owner. The trust must be the sole Beneficiary. Also, we will require a representation from the grantor that the trust is for the sole benefit of the grantor/Annuitant. This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the sole grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

Partial and complete withdrawals may be subject to a 10% penalty tax. (See Penalty Tax on Premature Distributions.) Partial and complete withdrawals also may be subject to federal income tax withholding requirements. (See Federal Income Tax Withholding.)

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See Federal Income Tax Withholding.)

  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See Federal Income Tax Withholding.)

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59½;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59½.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

  Transfer of a Contract to or from a Revocable Grantor Trust

A Contract owned by a revocable grantor trust may be transferred to the grantor, and a Contract owned by one individual may be transferred to a revocable grantor trust of which the individual is the grantor. See Other Contract Provisions. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59½, even if the custodian is 59½ or older.

  FILI's Tax Status

FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin.

If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once, and the second Owner must be younger than you. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date, changes of Annuitants and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant may not be changed and no Annuitant may be added until the annuity date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

For a Contract owned by a trust, the trust must be named as the sole Beneficiary.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable, such as "per stirpes", which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by a revocable grantor trust may be transferred to the grantor; and (c) a Contract owned by one individual may be transferred to a revocable grantor trust of which the individual is the grantor.

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR Corp., our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Portfolios Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

Contracts we issue under a sponsored arrangement generally use unisex annuity income purchase rates.

More About The Investment Options And The Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.25%.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

Appendix A: Table of Accumulation Unit Values
Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	2
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315

FPRA-pro-0406
1.819090.102

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY PERSONAL RETIREMENT ANNUITYSM
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2006

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2006 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	PAGE
Accumulation Units		<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances		<Click Here>
IRS Required Distributions		<Click Here>
Safekeeping of Variable Account Assets		<Click Here>
Distribution of the Contracts		<Click Here>
State Regulation		<Click Here>
Legal Matters		<Click Here>
Registration Statement		<Click Here>
Experts		<Click Here>
Financial Statements		<Click Here>
Variable Account (enclosed) Fidelity Investments Life Insurance Company (enclosed)

FPRA-ptb-0406
1.819091.102

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.25%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2005 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

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Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2005

(2_fidelity_logos)(registered trademark)

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 770,766	$ 118,378	$ 268,654	$ 13,306	$ 1,110,071	$ 30,737	$ 836,728	$ 18,510
Receivable from FILI	0	1	0	0	0	0	0	0
Total Assets	770,766	118,379	268,654	13,306	1,110,071	30,737	836,728	18,510
Liabilities:
Payable to FILI	10	0	0	0	6	0	3	0
Total net assets	$ 770,756	$ 118,379	$ 268,654	$ 13,306	$ 1,110,065	$ 30,737	$ 836,725	$ 18,510
Net Assets:
Fidelity Retirement Reserves	$ 724,958	$ 0	$ 215,033	$ 0	$ 953,414	$ 0	$ 756,598	$ 0
Fidelity Income Advantage	45,798	0	53,621	0	156,651	0	80,127	0
Fidelity Personal Retirement	0	116,696	0	13,306	0	30,737	0	18,510
Fidelity Freedom Lifetime Income	0	1,683	0	0	0	0	0	0
Total net assets	$ 770,756	$ 118,379	$ 268,654	$ 13,306	$ 1,110,065	$ 30,737	$ 836,725	$ 18,510
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	36,772	-	7,536	-	16,512	-	13,220	-
Unit Value	$ 19.714858	$ -	$ 28.535047	$ -	$ 57.740982	$ -	$ 57.233286	$ -
Fidelity Income Advantage:
Units Outstanding	2,354	-	1,903	-	2,749	-	1,419	-
Unit Value	$ 19.453773	$ -	$ 28.156950	$ -	$ 56.975922	$ -	$ 56.474595	$ -
Fidelity Personal Retirement:
Units Outstanding	-	11,525	-	1,315	-	2,998	-	1,803
Unit Value	$ -	$ 10.125590	$ -	$ 10.119739	$ -	$ 10.252146	$ -	$ 10.265000
Fidelity Freedom Lifetime Income:
Units Outstanding	-	166	-	-	-	-	-	-
Unit Value	$ -	$ 10.112239	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond (b)	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager (b)	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 225,258	$ 87,365	$ 24,102	$ 610,713	$ 28,072	$ 504,138	$ 8,940
Receivable from FILI	1	1	0	3	0	6	0
Total Assets	225,259	87,366	24,102	610,716	28,072	504,144	8,940
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 225,259	$ 87,366	$ 24,102	$ 610,716	$ 28,072	$ 504,144	$ 8,940
Net Assets:
Fidelity Retirement Reserves	$ 207,186	$ 75,120	$ 0	$ 476,842	$ 0	$ 417,773	$ 0
Fidelity Income Advantage	18,073	12,246	0	133,874	0	86,371	0
Fidelity Personal Retirement	0	0	24,102	0	28,072	0	8,940
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 225,259	$ 87,366	$ 24,102	$ 610,716	$ 28,072	$ 504,144	$ 8,940
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,924	5,716	-	16,847	-	12,910	-
Unit Value	$ 34.973042	$ 13.142904	$ -	$ 28.304085	$ -	$ 32.360043	$ -
Fidelity Income Advantage:
Units Outstanding	523	934	-	4,793	-	2,705	-
Unit Value	$ 34.509572	$ 13.098778	$ -	$ 27.929165	$ -	$ 31.931267	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	2,175	-	2,792	-	875
Unit Value	$ -	$ -	$ 11.083346	$ -	$ 10.053687	$ -	$ 10.215049
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500 (b)	VIP - Asset Manager: Growth (b)	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund (b)	VIP - Contrafund Investor Class	VIP - Balanced (b)	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 868,792	$ 171,373	$ 1,085	$ 1,829,715	$ 81,404	$ 194,558	$ 13,332
Receivable from FILI	6	0	0	10	0	2	0
Total Assets	868,798	171,373	1,085	1,829,725	81,404	194,560	13,332
Liabilities:
Payable to FILI	0	15	0	0	0	0	0
Total net assets	$ 868,798	$ 171,358	$ 1,085	$ 1,829,725	$ 81,404	$ 194,560	$ 13,332
Net Assets:
Fidelity Retirement Reserves	$ 725,655	$ 141,217	$ 0	$ 1,635,738	$ 0	$ 139,492	$ 0
Fidelity Income Advantage	106,649	30,141	0	193,987	0	55,068	0
Fidelity Personal Retirement	36,494	0	1,085	0	81,404	0	13,332
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 868,798	$ 171,358	$ 1,085	$ 1,829,725	$ 81,404	$ 194,560	$ 13,332
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	21,840	6,658	-	40,937	-	8,940	-
Unit Value	$ 33.226389	$ 21.208492	$ -	$ 39.957211	$ -	$ 15.603631	$ -
Fidelity Income Advantage:
Units Outstanding	3,253	1,440	-	4,920	-	3,577	-
Unit Value	$ 32.786055	$ 20.927430	$ -	$ 39.427775	$ -	$ 15.396848	$ -
Fidelity Personal Retirement:
Units Outstanding	3,586	-	106	-	7,628	-	1,278
Unit Value	$ 10.176377	$ -	$ 10.235442	$ -	$ 10.672263	$ -	$ 10.428368
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation (b)	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income (b)	VIP - Growth & Income Investor Class	VIP - Growth Opportunities (b)	VIP - Growth Opportunities Investor Class	VIP - Mid Cap (b)	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 52,975	$ 7,105	$ 247,710	$ 4,647	$ 124,343	$ 4,204	$ 822,692	$ 47,025
Receivable from FILI	0	0	3	0	0	0	6	0
Total Assets	52,975	7,105	247,713	4,647	124,343	4,204	822,698	47,025
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 52,975	$ 7,105	$ 247,713	$ 4,647	$ 124,343	$ 4,204	$ 822,698	$ 47,025
Net Assets:
Fidelity Retirement Reserves	$ 46,430	$ 0	$ 199,660	$ 0	$ 106,004	$ 0	$ 705,422	$ 0
Fidelity Income Advantage	6,545	0	48,053	0	18,339	0	117,276	0
Fidelity Personal Retirement	0	7,105	0	4,647	0	4,204	0	47,025
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 52,975	$ 7,105	$ 247,713	$ 4,647	$ 124,343	$ 4,204	$ 822,698	$ 47,025
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,480	-	11,486	-	8,190	-	36,634	-
Unit Value	$ 13.343564	$ -	$ 17.382605	$ -	$ 12.943066	$ -	$ 19.255905	$ -
Fidelity Income Advantage:
Units Outstanding	492	-	2,802	-	1,435	-	6,160	-
Unit Value	$ 13.282852	$ -	$ 17.152267	$ -	$ 12.771521	$ -	$ 19.037182	$ -
Fidelity Personal Retirement:
Units Outstanding	-	651	-	443	-	396	-	4,406
Unit Value	$ -	$ 10.918229	$ -	$ 10.496200	$ -	$ 10.628448	$ -	$ 10.672078
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies (b)	VIP - Value Strategies Investor Class	VIP - Telecomm. and Utilities Growth (b)	VIP - Telecomm. and Utilities Growth Investor Class	VIP - Technology (b)	VIP - Technology Investor Class	VIP - Natural Resources (b)	VIP - Natural Resources Investor Class
Assets:
Investments at market value	$ 127,394	$ 5,787	$ 30,318	$ 1,047	$ 71,696	$ 5,480	$ 305,371	$ 15,764
Receivable from FILI	0	0	0	0	0	0	3	0
Total Assets	127,394	5,787	30,318	1,047	71,696	5,480	305,374	15,764
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 127,394	$ 5,787	$ 30,318	$ 1,047	$ 71,696	$ 5,480	$ 305,374	$ 15,764
Net Assets:
Fidelity Retirement Reserves	$ 106,440	$ 0	$ 25,979	$ 0	$ 66,382	$ 0	$ 273,365	$ 0
Fidelity Income Advantage	20,954	0	4,339	0	5,314	0	32,009	0
Fidelity Personal Retirement	0	5,787	0	1,047	0	5,480	0	15,764
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 127,394	$ 5,787	$ 30,318	$ 1,047	$ 71,696	$ 5,480	$ 305,374	$ 15,764
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,110	-	2,559	-	6,567	-	14,375	-
Unit Value	$ 13.123949	$ -	$ 10.152095	$ -	$ 10.107990	$ -	$ 19.016587	$ -
Fidelity Income Advantage:
Units Outstanding	1,604	-	430	-	530	-	1,698	-
Unit Value	$ 13.064263	$ -	$ 10.062003	$ -	$ 10.018271	$ -	$ 18.847815	$ -
Fidelity Personal Retirement:
Units Outstanding	-	563	-	104	-	508	-	1,443
Unit Value	$ -	$ 10.269353	$ -	$ 10.026078	$ -	$ 10.784018	$ -	$ 10.923475
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care (b)	VIP - Health Care Investor Class	VIP - Financial Services (b)	VIP - Financial Services Investor Class	VIP - Cyclical Industries (b)	VIP - Cyclical Industries Investor Class	VIP - Consumer Industries (b)	VIP - Consumer Industries Investor Class
Assets:
Investments at market value	$ 109,316	$ 6,976	$ 29,191	$ 1,889	$ 41,817	$ 1,795	$ 5,720	$ 214
Receivable from FILI	1	0	0	0	0	0	0	0
Total Assets	109,317	6,976	29,191	1,889	41,817	1,795	5,720	214
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 109,317	$ 6,976	$ 29,191	$ 1,889	$ 41,817	$ 1,795	$ 5,720	$ 214
Net Assets:
Fidelity Retirement Reserves	$ 98,687	$ 0	$ 26,189	$ 0	$ 36,847	$ 0	$ 5,303	$ 0
Fidelity Income Advantage	10,630	0	3,002	0	4,970	0	417	0
Fidelity Personal Retirement	0	6,976	0	1,889	0	1,795	0	214
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 109,317	$ 6,976	$ 29,191	$ 1,889	$ 41,817	$ 1,795	$ 5,720	$ 214
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,160	-	1,993	-	2,416	-	475	-
Unit Value	$ 12.094341	$ -	$ 13.138012	$ -	$ 15.253730	$ -	$ 11.162411	$ -
Fidelity Income Advantage:
Units Outstanding	886	-	231	-	328	-	38	-
Unit Value	$ 11.986960	$ -	$ 13.021429	$ -	$ 15.118300	$ -	$ 11.063304	$ -
Fidelity Personal Retirement:
Units Outstanding	-	672	-	176	-	171	-	21
Unit Value	$ -	$ 10.376152	$ -	$ 10.708357	$ -	$ 10.496459	$ -	$ 10.060965
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate (b)	VIP - Real Estate Investor Class	VIP - Strategic Income (b)	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation Investor Class
Assets:
Investments at market value	$ 128,261	$ 6,855	$ 121,152	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
Receivable from FILI	1	0	1	0	0	0	0	0
Total Assets	128,262	6,855	121,153	21,542	4,745	1,281	8,571	9,285
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 128,262	$ 6,855	$ 121,153	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
Net Assets:
Fidelity Retirement Reserves	$ 112,112	$ 0	$ 97,238	$ 0	$ 4,419	$ 0	$ 6,809	$ 0
Fidelity Income Advantage	16,150	0	23,915	0	326	0	1,762	0
Fidelity Personal Retirement	0	6,855	0	21,542	0	1,281	0	9,285
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 128,262	$ 6,855	$ 121,153	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,709	-	8,731	-	407	-	598	-
Unit Value	$ 16.711049	$ -	$ 11.136885	$ -	$ 10.867786	$ -	$ 11.381011	$ -
Fidelity Income Advantage:
Units Outstanding	970	-	2,154	-	30	-	155	-
Unit Value	$ 16.635044	$ -	$ 11.099490	$ -	$ 10.856881	$ -	$ 11.369581	$ -
Fidelity Personal Retirement:
Units Outstanding	-	656	-	2,134	-	124	-	862
Unit Value	$ -	$ 10.450591	$ -	$ 10.093257	$ -	$ 10.293504	$ -	$ 10.773395
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	33,122	4,102	8,190	6,835	19,138	2,068	4,516	2,376
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376
Net Assets:
Fidelity Retirement Reserves	$ 28,893	$ 0	$ 7,158	$ 0	$ 16,971	$ 0	$ 4,516	$ 0
Fidelity Income Advantage	4,229	0	1,032	0	2,167	0	0	0
Fidelity Personal Retirement	0	4,102	0	6,835	0	2,068	0	2,376
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,668	-	672	-	1,604	-	441	-
Unit Value	$ 10.829715	$ -	$ 10.659728	$ -	$ 10.580332	$ -	$ 10.232200	$ -
Fidelity Income Advantage:
Units Outstanding	391	-	96	-	205	-	-	-
Unit Value	$ 10.818844	$ -	$ 10.649033	$ -	$ 10.569716	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	394	-	665	-	200	-	234
Unit Value	$ -	$ 10.420366	$ -	$ 10.283262	$ -	$ 10.319029	$ -	$ 10.140618
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class
Assets:
Investments at market value	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	4,723	1,810	10,506	9,752	11,068	6,720	13,512	10,782
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
Net Assets:
Fidelity Retirement Reserves	$ 4,723	$ 0	$ 10,506	$ 0	$ 11,068	$ 0	$ 13,410	$ 0
Fidelity Income Advantage	0	0	0	0	0	0	102	0
Fidelity Personal Retirement	0	1,810	0	9,752	0	6,720	0	10,782
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	451	-	1,000	-	1,040	-	1,249	-
Unit Value	$ 10.482208	$ -	$ 10.505957	$ -	$ 10.637096	$ -	$ 10.735034	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-	10	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.735034	$ -
Fidelity Personal Retirement:
Units Outstanding	-	177	-	950	-	651	-	1,040
Unit Value	$ -	$ 10.240627	$ -	$ 10.260629	$ -	$ 10.320629	$ -	$ 10.371013
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III
Assets:
Investments at market value	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	4,020	2,145	7,169	4,585	1,871	1,316	1,899
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899
Net Assets:
Fidelity Retirement Reserves	$ 4,016	$ 0	$ 7,169	$ 0	$ 0	$ 0	$ 0
Fidelity Income Advantage	4	0	0	0	0	0	0
Fidelity Personal Retirement	0	2,145	0	4,585	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	1,871	1,316	1,899
Total net assets	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	372	-	659	-	-	-	-
Unit Value	$ 10.801866	$ -	$ 10.886694	$ -	$ -	$ -	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	206	-	440	-	-	-
Unit Value	$ -	$ 10.401050	$ -	$ 10.431084	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	183	127	182
Unit Value	$ -	$ -	$ -	$ -	$ 10.249484	$ 10.341390	$ 10.419007

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II (b)	OMIF - Small Cap (b)	OMIF - Select Value (b)
Assets:
Investments at market value	$ 212,238	$ 61,935	$ 53,352	$ 73,782	$ 22,039	$ 105,780	$ 37,074
Receivable from FILI	1	1	0	0	0	0	0
Total Assets	212,239	61,936	53,352	73,782	22,039	105,780	37,074
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 212,239	$ 61,936	$ 53,352	$ 73,782	$ 22,039	$ 105,780	$ 37,074
Net Assets:
Fidelity Retirement Reserves	$ 190,500	$ 54,625	$ 45,251	$ 61,445	$ 19,973	$ 87,710	$ 29,138
Fidelity Income Advantage	21,739	7,311	8,101	12,337	2,066	18,070	7,936
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 212,239	$ 61,936	$ 53,352	$ 73,782	$ 22,039	$ 105,780	$ 37,074
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,663	2,836	2,986	4,991	1,900	4,277	1,763
Unit Value	$ 17.866153	$ 19.261349	$ 15.156689	$ 12.311436	$ 10.513610	$ 20.509011	$ 16.524091
Fidelity Income Advantage:
Units Outstanding	1,233	384	541	1,016	199	892	487
Unit Value	$ 17.629341	$ 19.006243	$ 14.955858	$ 12.148294	$ 10.374139	$ 20.237188	$ 16.305102
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Technologies & Communications (b)	OMIF - Large Cap Growth (b)	WFAF - Discovery (b)	WFAF - Opportunity (b)	CST - Small Cap Growth	CST - International Focus	CST - Global Small Cap Focus (b)
Assets:
Investments at market value	$ 74,887	$ 72,996	$ 56,536	$ 48,244	$ 55,331	$ 23,996	$ 32,774
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	74,887	72,996	56,536	48,244	55,331	23,996	32,774
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 74,887	$ 72,996	$ 56,536	$ 48,244	$ 55,331	$ 23,996	$ 32,774
Net Assets:
Fidelity Retirement Reserves	$ 72,158	$ 67,568	$ 50,120	$ 41,732	$ 48,747	$ 22,159	$ 28,943
Fidelity Income Advantage	2,729	5,428	6,416	6,512	6,584	1,837	3,831
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 74,887	$ 72,996	$ 56,536	$ 48,244	$ 55,331	$ 23,996	$ 32,774
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,171	4,234	3,307	2,181	4,249	1,787	2,243
Unit Value	$ 8.830765	$ 15.958293	$ 15.157481	$ 19.130589	$ 11.472672	$ 12.398225	$ 12.904099
Fidelity Income Advantage:
Units Outstanding	313	344	428	345	581	150	301
Unit Value	$ 8.713542	$ 15.746711	$ 14.956463	$ 18.877095	$ 11.320552	$ 12.233925	$ 12.733046
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class (a)	VIP - High Income	VIP - High Income Investor Class (a)	VIP - Equity-Income	VIP - Equity-Income Investor Class (a)
Income:
Dividends	$ 24,629	$ 882	$ 44,697	$ 873	$ 19,992	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,877	0	1,873	0	7,781	0
Administrative and other charges	392	0	125	0	519	0
Total expenses	6,269	0	1,998	0	8,300	0
Fidelity Income Advantage:
Mortality and expense risk charges	324	0	413	0	1,090	0
Administrative and other charges	108	0	138	0	364	0
Total expenses	432	0	551	0	1,454	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	47	0	4	0	9
Administrative and other charges	0	12	0	1	0	2
Total expenses	0	59	0	5	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	2	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	0	0	0
Total expenses	6,701	61	2,549	5	9,754	11
Net investment income (loss)	17,928	821	42,148	868	10,238	(11)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	1,733	6	39,647	10
Realized gain distributions	0	0	0	0	43,933	0
Net realized gain (loss) on investments	0	0	1,733	6	83,580	10
Unrealized appreciation (depreciation)	0	0	(38,828)	(734)	(39,154)	741
Net increase (decrease) in net assets from operations	$ 17,928	$ 821	$ 5,053	$ 140	$ 54,664	$ 740

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class (a)	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class (a)	VIP - Investment Grade Bond (b)	VIP - Investment Grade Bond Investor Class (a)
Income:
Dividends	$ 4,784	$ 0	$ 1,566	$ 416	$ 0	$ 23,896	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	6,175	0	1,545	441	0	3,901	0
Administrative and other charges	412	0	103	29	0	260	0
Total expenses	6,587	0	1,648	470	0	4,161	0
Fidelity Income Advantage:
Mortality and expense risk charges	568	0	124	65	0	995	0
Administrative and other charges	189	0	41	21	0	332	0
Total expenses	757	0	165	86	0	1,327	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	0	6	0	8
Administrative and other charges	0	2	0	0	2	0	2
Total expenses	0	8	0	0	8	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	7,344	8	1,813	556	8	5,488	10
Net investment income (loss)	(2,560)	(8)	(247)	(140)	(8)	18,408	(10)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(34,958)	0	(2,977)	1,752	0	(82)	0
Realized gain distributions	0	0	1,226	313	0	14,438	0
Net realized gain (loss) on investments	(34,958)	0	(1,751)	2,065	0	14,356	0
Unrealized appreciation (depreciation)	75,439	442	37,598	10,456	1,606	(24,371)	218
Net increase (decrease) in net assets from operations	$ 37,921	$ 434	$ 35,600	$ 12,381	$ 1,598	$ 8,393	$ 208

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager (b)	VIP - Asset Manager Investor Class (a)	VIP - Index 500 (b)	VIP - Asset Manager: Growth (b)	VIP - Asset Manager: Growth Investor Class (a)	VIP - Contrafund (b)	VIP - Contrafund Investor Class (a)
Income:
Dividends	$ 14,837	$ 0	$ 15,888	$ 4,518	$ 0	$ 4,743	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,376	0	5,822	1,141	0	11,384	0
Administrative and other charges	225	0	388	76	0	759	0
Total expenses	3,601	0	6,210	1,217	0	12,143	0
Fidelity Income Advantage:
Mortality and expense risk charges	611	0	755	221	0	1,178	0
Administrative and other charges	204	0	252	74	0	392	0
Total expenses	815	0	1,007	295	0	1,570	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	10	0	1	0	23
Administrative and other charges	0	0	3	0	0	0	6
Total expenses	0	3	13	0	1	0	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	4,416	3	7,230	1,512	1	13,713	29
Net investment income (loss)	10,421	(3)	8,658	3,006	(1)	(8,970)	(29)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,182)	3	22,784	(4,113)	31	40,362	0
Realized gain distributions	190	0	0	0	0	296	0
Net realized gain (loss) on investments	(2,992)	3	22,784	(4,113)	31	40,658	0
Unrealized appreciation (depreciation)	7,923	183	1,739	5,823	20	222,337	2,443
Net increase (decrease) in net assets from operations	$ 15,352	$ 183	$ 33,181	$ 4,716	$ 50	$ 254,025	$ 2,414

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Balanced (b)	VIP - Balanced Investor Class (a)	VIP - Dynamic Capital Appreciation (b)	VIP - Dynamic Capital Appreciation Investor Class (a)	VIP - Growth & Income (b)	VIP - Growth & Income Investor Class (a)
Income:
Dividends	$ 5,042	$ 0	$ 0	$ 0	$ 4,222	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,044	0	160	0	1,619	0
Administrative and other charges	70	0	10	0	108	0
Total expenses	1,114	0	170	0	1,727	0
Fidelity Income Advantage:
Mortality and expense risk charges	402	0	14	0	355	0
Administrative and other charges	134	0	5	0	118	0
Total expenses	536	0	19	0	473	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	2	0	2
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	4	0	2	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,650	4	189	2	2,200	2
Net investment income (loss)	3,392	(4)	(189)	(2)	2,022	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,614	4	530	5	(3,875)	9
Realized gain distributions	138	0	0	0	0	0
Net realized gain (loss) on investments	1,752	4	530	5	(3,875)	9
Unrealized appreciation (depreciation)	3,896	364	4,396	213	17,698	105
Net increase (decrease) in net assets from operations	$ 9,040	$ 364	$ 4,737	$ 216	$ 15,845	$ 112

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities (b)	VIP - Growth Opportunities Investor Class (a)	VIP - Mid Cap (b)	VIP - Mid Cap Investor Class (a)	VIP - Value Strategies (b)	VIP - Value Strategies Investor Class (a)
Income:
Dividends	$ 1,366	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	912	0	4,969	0	1,063	0
Administrative and other charges	61	0	331	0	70	0
Total expenses	973	0	5,300	0	1,133	0
Fidelity Income Advantage:
Mortality and expense risk charges	145	0	734	0	181	0
Administrative and other charges	49	0	245	0	60	0
Total expenses	194	0	979	0	241	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	14	0	2
Administrative and other charges	0	0	0	3	0	0
Total expenses	0	2	0	17	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,167	2	6,279	17	1,374	2
Net investment income (loss)	199	(2)	(6,279)	(17)	(1,374)	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,243	15	35,126	4	6,396	18
Realized gain distributions	0	0	12,273	0	6,736	0
Net realized gain (loss) on investments	1,243	15	47,399	4	13,132	18
Unrealized appreciation (depreciation)	8,913	154	82,424	2,073	(12,087)	252
Net increase (decrease) in net assets from operations	$ 10,355	$ 167	$ 123,544	$ 2,060	$ (329)	$ 268

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Telecomm. and Utilities Growth (b)	VIP - Telecomm. and Utilities Growth Investor Class (a)	VIP - Technology (b)	VIP - Technology Investor Class (a)	VIP - Natural Resources (b)	VIP - Natural Resources Investor Class (a)
Income:
Dividends	$ 607	$ 19	$ 335	$ 0	$ 1,227	$ 62
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	217	0	515	0	1,512	0
Administrative and other charges	14	0	34	0	101	0
Total expenses	231	0	549	0	1,613	0
Fidelity Income Advantage:
Mortality and expense risk charges	26	0	36	0	148	0
Administrative and other charges	8	0	12	0	49	0
Total expenses	34	0	48	0	197	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	2	0	4
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	0	0	2	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	265	0	597	2	1,810	5
Net investment income (loss)	342	19	(262)	(2)	(583)	57
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,562	1	(529)	3	17,284	23
Realized gain distributions	927	29	0	0	14,251	681
Net realized gain (loss) on investments	3,489	30	(529)	3	31,535	704
Unrealized appreciation (depreciation)	(1,365)	(48)	4,906	138	42,628	(91)
Net increase (decrease) in net assets from operations	$ 2,466	$ 1	$ 4,115	$ 139	$ 73,580	$ 670

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Health Care (b)	VIP - Health Care Investor Class (a)	VIP - Financial Services (b)	VIP - Financial Services Investor Class (a)	VIP - Cyclical Industries (b)	VIP - Cyclical Industries Investor Class (a)
Income:
Dividends	$ 134	$ 0	$ 405	$ 0	$ 269	$ 10
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	576	0	207	0	335	0
Administrative and other charges	38	0	13	0	22	0
Total expenses	614	0	220	0	357	0
Fidelity Income Advantage:
Mortality and expense risk charges	50	0	16	0	42	0
Administrative and other charges	17	0	6	0	14	0
Total expenses	67	0	22	0	56	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	1	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	681	2	242	1	413	1
Net investment income (loss)	(547)	(2)	163	(1)	(144)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,507	2	2,411	0	5,538	3
Realized gain distributions	0	0	0	0	3,572	133
Net realized gain (loss) on investments	1,507	2	2,411	0	9,110	136
Unrealized appreciation (depreciation)	11,768	103	(1,126)	59	(4,130)	(49)
Net increase (decrease) in net assets from operations	$ 12,728	$ 103	$ 1,448	$ 58	$ 4,836	$ 96

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Industries (b)	VIP - Consumer Industries Investor Class (a)	VIP - Real Estate (b)	VIP - Real Estate Investor Class (a)	VIP - Strategic Income (b)	VIP - Strategic Income Investor Class (a)
Income:
Dividends	$ 0	$ 0	$ 3,193	$ 157	$ 5,043	$ 858
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	49	0	899	0	742	0
Administrative and other charges	3	0	60	0	49	0
Total expenses	52	0	959	0	791	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	113	0	146	0
Administrative and other charges	1	0	37	0	49	0
Total expenses	4	0	150	0	195	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	2	0	6
Administrative and other charges	0	0	0	0	0	2
Total expenses	0	0	0	2	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	56	0	1,109	2	986	8
Net investment income (loss)	(56)	0	2,084	155	4,057	850
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	343	2	14,308	37	2,438	0
Realized gain distributions	0	0	7,392	309	863	38
Net realized gain (loss) on investments	343	2	21,700	346	3,301	38
Unrealized appreciation (depreciation)	(216)	4	(7,623)	(251)	(4,753)	(690)
Net increase (decrease) in net assets from operations	$ 71	$ 6	$ 16,161	$ 250	$ 2,605	$ 198

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth (a)	VIP - Aggressive Growth Investor Class (a)	VIP - International Capital Appreciation (a)	VIP - International Capital Appreciation Investor Class (a)	VIP - Value Leaders (a)	VIP - Value Leaders Investor Class (a)
Income:
Dividends	$ 0	$ 0	$ 16	$ 17	$ 139	$ 15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	17	0	82	0
Administrative and other charges	1	0	1	0	5	0
Total expenses	14	0	18	0	87	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	9	0
Administrative and other charges	0	0	1	0	3	0
Total expenses	1	0	5	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	3	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	3	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	0	23	3	99	1
Net investment income (loss)	(15)	0	(7)	14	40	14
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	97	4	72	0	111	5
Realized gain distributions	131	36	9	9	74	9
Net realized gain (loss) on investments	228	40	81	9	185	14
Unrealized appreciation (depreciation)	(6)	(21)	597	578	1,074	67
Net increase (decrease) in net assets from operations	$ 207	$ 19	$ 671	$ 601	$ 1,299	$ 95

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value (a)	VIP - Value Investor Class (a)	VIP - Growth Stock (a)	VIP - Growth Stock Investor Class (a)	VIP - Freedom Income (a)	VIP - Freedom Income Investor Class (a)
Income:
Dividends	$ 39	$ 32	$ 0	$ 0	$ 42	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	0	55	0	11	0
Administrative and other charges	1	0	3	0	1	0
Total expenses	21	0	58	0	12	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	5	0	0	0
Administrative and other charges	1	0	2	0	0	0
Total expenses	3	0	7	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	1	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	24	2	65	1	12	1
Net investment income (loss)	15	30	(65)	(1)	30	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	61	1	77	3	3	0
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	61	1	77	3	3	0
Unrealized appreciation (depreciation)	190	88	462	44	35	28
Net increase (decrease) in net assets from operations	$ 266	$ 119	$ 474	$ 46	$ 68	$ 27

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)	VIP - Freedom 2005 Investor Class (a)	VIP - Freedom 2010 (a)	VIP - Freedom 2010 Investor Class (a)	VIP - Freedom 2015 (a)	VIP - Freedom 2015 Investor Class (a)
Income:
Dividends	$ 25	$ 0	$ 51	$ 0	$ 62	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	29	0	31	0
Administrative and other charges	1	0	2	0	2	0
Total expenses	14	0	31	0	33	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	3	0	2
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	3	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	14	1	31	3	33	2
Net investment income (loss)	11	(1)	20	(3)	29	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	6	33	0	59	6
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	11	6	33	0	59	6
Unrealized appreciation (depreciation)	108	38	268	177	344	166
Net increase (decrease) in net assets from operations	$ 130	$ 43	$ 321	$ 174	$ 432	$ 170

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020 (a)	VIP - Freedom 2020 Investor Class (a)	VIP - Freedom 2025 (a)	VIP - Freedom 2025 Investor Class (a)	VIP - Freedom 2030 (a)	VIP - Freedom 2030 Investor Class (a)
Income:
Dividends	$ 78	$ 0	$ 23	$ 0	$ 40	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	0	10	0	17	0
Administrative and other charges	2	0	1	0	1	0
Total expenses	39	0	11	0	18	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	1	0	2
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	4	0	1	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	39	4	11	1	18	2
Net investment income (loss)	39	(4)	12	(1)	22	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	63	5	12	0	44	1
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	63	5	12	0	44	1
Unrealized appreciation (depreciation)	469	269	149	64	279	140
Net increase (decrease) in net assets from operations	$ 571	$ 270	$ 173	$ 63	$ 345	$ 139

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)	VIP - Freedom Lifetime Income II (a)	VIP - Freedom Lifetime Income III (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 9	$ 8	$ 11	$ 565	$ 4,498	$ 603	$ 891
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	1,045	389	366	445
Administrative and other charges	0	0	0	70	26	24	30
Total expenses	0	0	0	1,115	415	390	475
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	99	48	61	81
Administrative and other charges	0	0	0	33	16	20	27
Total expenses	0	0	0	132	64	81	108
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	1	1	2	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	1	1	2	0	0	0	0
Total expenses	1	1	2	1,247	479	471	583
Net investment income (loss)	8	7	9	(682)	4,019	132	308
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	0	1	5,206	1,692	1,477	3,065
Realized gain distributions	7	8	12	0	956	414	0
Net realized gain (loss) on investments	9	8	13	5,206	2,648	1,891	3,065
Unrealized appreciation (depreciation)	0	8	49	40,214	(453)	662	3,821
Net increase (decrease) in net assets from operations	$ 17	$ 23	$ 71	$ 44,738	$ 6,214	$ 2,685	$ 7,194

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

3

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II (b)	OMIF - Small Cap (b)	OMIF - Select Value (b)	OMIF - Technologies & Communications (b)	OMIF - Large Cap Growth (b)
Income:
Dividends	$ 0	$ 0	$ 790	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	163	775	250	578	545
Administrative and other charges	11	52	16	39	37
Total expenses	174	827	266	617	582
Fidelity Income Advantage:
Mortality and expense risk charges	13	142	63	19	36
Administrative and other charges	4	47	21	6	12
Total expenses	17	189	84	25	48
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	191	1,016	350	642	630
Net investment income (loss)	(191)	(1,016)	440	(642)	(630)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(15,037)	3,056	(3,295)	(97,025)	(60,733)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(15,037)	3,056	(3,295)	(97,025)	(60,733)
Unrealized appreciation (depreciation)	17,344	(1,969)	4,314	102,873	63,070
Net increase (decrease) in net assets from operations	$ 2,116	$ 71	$ 1,459	$ 5,206	$ 1,707

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	WFAF - Discovery (b)	WFAF - Opportunity (b)	CST - Small Cap Growth	CST - International Focus	CST - Global Small Cap Focus (b)
Income:
Dividends	$ 0	$ 0	$ 0	$ 148	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	409	349	483	126	193
Administrative and other charges	27	23	32	8	13
Total expenses	436	372	515	134	206
Fidelity Income Advantage:
Mortality and expense risk charges	46	47	57	10	22
Administrative and other charges	15	16	19	3	7
Total expenses	61	63	76	13	29
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	497	435	591	147	235
Net investment income (loss)	(497)	(435)	(591)	1	(235)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(18,913)	(1,502)	(74)	160	1,538
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(18,913)	(1,502)	(74)	160	1,538
Unrealized appreciation (depreciation)	23,895	5,134	(2,604)	2,611	2,629
Net increase (decrease) in net assets from operations	$ 4,485	$ 3,197	$ (3,269)	$ 2,772	$ 3,932

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class (a)	VIP - High Income		VIP - High Income Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 17,928	$ 3,477	$ 821	$ 42,148	$ 25,579	$ 868
Net realized gain (loss) on investments	0	0	0	1,733	10,307	6
Unrealized appreciation (depreciation)	0	0	0	(38,828)	(9,058)	(734)
Net increase (decrease) in net assets from operations	17,928	3,477	821	5,053	26,828	140
Contract Transactions:
Payments received from contract owners	243,494	291,998	147,527	2,234	3,950	2,452
Transfers between sub-accounts and the fixed account, net	(64,130)	(181,250)	(28,557)	(50,896)	(43,684)	10,727
Contract benefits	(12,637)	(12,991)	0	(5,432)	(5,676)	0
Contract terminations	(224,808)	(256,755)	(1,411)	(20,984)	(17,214)	(14)
Contract maintenance charges	(143)	(167)	0	(43)	(50)	0
Other transfers (to) from FILI, net	945	626	(1)	(75)	12	1
Net increase (decrease) in net assets from contract transactions	(57,279)	(158,539)	117,558	(75,196)	(62,662)	13,166
Total increase (decrease) in net assets	(39,351)	(155,062)	118,379	(70,143)	(35,834)	13,306
Net Assets:
Beginning of period	810,107	965,169	0	338,797	374,631	0
End of period	$ 770,756	$ 810,107	$ 118,379	$ 268,654	$ 338,797	$ 13,306
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class (a)	VIP - Growth		VIP - Growth Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 10,238	$ 8,233	$ (11)	$ (2,560)	$ (6,065)	$ (8)
Net realized gain (loss) on investments	83,580	14,323	10	(34,958)	(12,388)	0
Unrealized appreciation (depreciation)	(39,154)	98,038	741	75,439	39,589	442
Net increase (decrease) in net assets from operations	54,664	120,594	740	37,921	21,136	434
Contract Transactions:
Payments received from contract owners	6,561	8,215	2,711	4,419	7,062	981
Transfers between sub-accounts and the fixed account, net	(123,799)	57,401	27,332	(172,044)	(99,212)	17,114
Contract benefits	(18,637)	(18,335)	0	(10,779)	(13,287)	0
Contract terminations	(68,545)	(58,195)	(48)	(57,656)	(58,212)	(20)
Contract maintenance charges	(215)	(227)	0	(215)	(273)	0
Other transfers (to) from FILI, net	182	129	2	294	659	1
Net increase (decrease) in net assets from contract transactions	(204,453)	(11,012)	29,997	(235,981)	(163,263)	18,076
Total increase (decrease) in net assets	(149,789)	109,582	30,737	(198,060)	(142,127)	18,510
Net Assets:
Beginning of period	1,259,854	1,150,272	0	1,034,785	1,176,912	0
End of period	$ 1,110,065	$ 1,259,854	$ 30,737	$ 836,725	$ 1,034,785	$ 18,510

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class (a)	VIP - Investment Grade Bond (b)		VIP - Investment Grade Bond Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ (247)	$ 1,091	$ (140)	$ (156)	$ (8)	$ 18,408	$ 23,697	$ (10)
Net realized gain (loss) on investments	(1,751)	3,421	2,065	83	0	14,356	23,064	0
Unrealized appreciation (depreciation)	37,598	21,903	10,456	5,520	1,606	(24,371)	(23,886)	218
Net increase (decrease) in net assets from operations	35,600	26,415	12,381	5,447	1,598	8,393	22,875	208
Contract Transactions:
Payments received from contract owners	0	1,840	2,667	1,462	1,824	6,945	6,787	6,113
Transfers between sub-accounts and the fixed account, net	(44,768)	(26,522)	24,013	47,255	20,685	(5,557)	(43,874)	21,777
Contract benefits	(1,916)	(2,311)	(746)	(173)	0	(15,793)	(14,216)	0
Contract terminations	(12,254)	(12,724)	(4,363)	(621)	(10)	(46,016)	(47,989)	(27)
Contract maintenance charges	(43)	(53)	(28)	(22)	0	(97)	(111)	0
Other transfers (to) from FILI, net	24	4	62	32	5	(92)	(137)	1
Net increase (decrease) in net assets from contract transactions	(58,957)	(39,766)	21,605	47,933	22,504	(60,610)	(99,540)	27,864
Total increase (decrease) in net assets	(23,357)	(13,351)	33,986	53,380	24,102	(52,217)	(76,665)	28,072
Net Assets:
Beginning of period	248,616	261,967	53,380	0	0	662,933	739,598	0
End of period	$ 225,259	$ 248,616	$ 87,366	$ 53,380	$ 24,102	$ 610,716	$ 662,933	$ 28,072
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager (b)		VIP - Asset Manager Investor Class (a)	VIP - Index 500 (b)		VIP - Asset Manager: Growth (b)		VIP - Asset Manager: Growth Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 10,421	$ 11,183	$ (3)	$ 8,658	$ 4,302	$ 3,006	$ 3,136	$ (1)
Net realized gain (loss) on investments	(2,992)	(2,090)	3	22,784	11,613	(4,113)	(908)	31
Unrealized appreciation (depreciation)	7,923	16,467	183	1,739	65,261	5,823	7,494	20
Net increase (decrease) in net assets from operations	15,352	25,560	183	33,181	81,176	4,716	9,722	50
Contract Transactions:
Payments received from contract owners	2,384	4,407	319	11,937	9,438	1,411	2,204	184
Transfers between sub-accounts and the fixed account, net	(40,853)	(7,221)	8,441	(40,630)	22,309	(22,108)	(9,364)	849
Contract benefits	(12,401)	(12,796)	0	(12,019)	(12,664)	(3,613)	(4,668)	0
Contract terminations	(35,657)	(33,535)	(1)	(47,504)	(47,810)	(9,883)	(12,338)	0
Contract maintenance charges	(103)	(116)	0	(170)	(183)	(43)	(49)	0
Other transfers (to) from FILI, net	(92)	(243)	(2)	223	161	191	61	2
Net increase (decrease) in net assets from contract transactions	(86,722)	(49,504)	8,757	(88,163)	(28,749)	(34,045)	(24,154)	1,035
Total increase (decrease) in net assets	(71,370)	(23,944)	8,940	(54,982)	52,427	(29,329)	(14,432)	1,085
Net Assets:
Beginning of period	575,514	599,458	0	923,780	871,353	200,687	215,119	0
End of period	$ 504,144	$ 575,514	$ 8,940	$ 868,798	$ 923,780	$ 171,358	$ 200,687	$ 1,085

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Contrafund (b)		VIP - Contrafund Investor Class (a)	VIP - Balanced (b)		VIP - Balanced Investor Class (a)	VIP - Dynamic Capital Appreciation (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (8,970)	$ (6,876)	$ (29)	$ 3,392	$ 2,277	$ (4)	$ (189)	$ (148)
Net realized gain (loss) on investments	40,658	16,366	0	1,752	1,763	4	530	(21)
Unrealized appreciation (depreciation)	222,337	184,999	2,443	3,896	4,571	364	4,396	(717)
Net increase (decrease) in net assets from operations	254,025	194,489	2,414	9,040	8,611	364	4,737	(886)
Contract Transactions:
Payments received from contract owners	13,478	12,865	10,298	1,903	3,720	4,714	396	507
Transfers between sub-accounts and the fixed account, net	102,049	126,080	68,739	262	8,905	8,342	33,273	3,164
Contract benefits	(19,203)	(15,493)	0	(5,267)	(4,743)	0	(180)	(128)
Contract terminations	(86,005)	(67,926)	(54)	(11,032)	(10,482)	(86)	(1,306)	(628)
Contract maintenance charges	(352)	(321)	0	(33)	(35)	0	(5)	(4)
Other transfers (to) from FILI, net	430	368	7	(6)	39	(2)	5	7
Net increase (decrease) in net assets from contract transactions	10,397	55,573	78,990	(14,173)	(2,596)	12,968	32,183	2,918
Total increase (decrease) in net assets	264,422	250,062	81,404	(5,133)	6,015	13,332	36,920	2,032
Net Assets:
Beginning of period	1,565,303	1,315,241	0	199,693	193,678	0	16,055	14,023
End of period	$ 1,829,725	$ 1,565,303	$ 81,404	$ 194,560	$ 199,693	$ 13,332	$ 52,975	$ 16,055
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation Investor Class (a)	VIP - Growth & Income (b)		VIP - Growth & Income Investor Class (a)	VIP - Growth Opportunities (b)		VIP - Growth Opportunities Investor Class (a)
	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ (2)	$ 2,022	$ 240	$ (2)	$ 199	$ (422)	$ (2)
Net realized gain (loss) on investments	5	(3,875)	(1,216)	9	1,243	2,188	15
Unrealized appreciation (depreciation)	213	17,698	14,538	105	8,913	6,877	154
Net increase (decrease) in net assets from operations	216	15,845	13,562	112	10,355	8,643	167
Contract Transactions:
Payments received from contract owners	887	1,653	2,819	270	1,065	1,541	328
Transfers between sub-accounts and the fixed account, net	6,002	(40,973)	(31,119)	4,265	(24,238)	5,686	3,720
Contract benefits	0	(5,933)	(6,068)	0	(2,211)	(2,096)	0
Contract terminations	0	(17,703)	(19,140)	0	(9,981)	(8,915)	(11)
Contract maintenance charges	0	(59)	(70)	0	(26)	(29)	0
Other transfers (to) from FILI, net	0	(3)	7	0	25	49	0
Net increase (decrease) in net assets from contract transactions	6,889	(63,018)	(53,571)	4,535	(35,366)	(3,764)	4,037
Total increase (decrease) in net assets	7,105	(47,173)	(40,009)	4,647	(25,011)	4,879	4,204
Net Assets:
Beginning of period	0	294,886	334,895	0	149,354	144,475	0
End of period	$ 7,105	$ 247,713	$ 294,886	$ 4,647	$ 124,343	$ 149,354	$ 4,204

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Mid Cap (b)		VIP - Mid Cap Investor Class (a)	VIP - Value Strategies (b)		VIP - Value Strategies Investor Class (a)	VIP - Telecomm. and Utilities Growth (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (6,279)	$ (4,789)	$ (17)	$ (1,374)	$ (1,726)	$ (2)	$ 342	$ 233
Net realized gain (loss) on investments	47,399	11,068	4	13,132	2,244	18	3,489	1,232
Unrealized appreciation (depreciation)	82,424	122,379	2,073	(12,087)	16,461	252	(1,365)	2,882
Net increase (decrease) in net assets from operations	123,544	128,658	2,060	(329)	16,979	268	2,466	4,347
Contract Transactions:
Payments received from contract owners	6,401	6,174	3,809	1,818	4,950	710	324	369
Transfers between sub-accounts and the fixed account, net	34,022	85,015	41,170	(72,041)	46,923	4,808	(3,300)	20,759
Contract benefits	(9,852)	(7,822)	0	(2,312)	(2,532)	0	(370)	(330)
Contract terminations	(38,621)	(30,514)	(16)	(10,104)	(8,262)	(1)	(2,114)	(770)
Contract maintenance charges	(152)	(123)	0	(31)	(41)	0	(20)	(37)
Other transfers (to) from FILI, net	244	89	2	53	87	2	23	13
Net increase (decrease) in net assets from contract transactions	(7,958)	52,819	44,965	(82,617)	41,125	5,519	(5,457)	20,004
Total increase (decrease) in net assets	115,586	181,477	47,025	(82,946)	58,104	5,787	(2,991)	24,351
Net Assets:
Beginning of period	707,112	525,635	0	210,340	152,236	0	33,309	8,958
End of period	$ 822,698	$ 707,112	$ 47,025	$ 127,394	$ 210,340	$ 5,787	$ 30,318	$ 33,309
(In thousands)	Subaccounts Investing In:
	VIP - Telecomm. and Utilities Growth Investor Class (a)	VIP - Technology (b)		VIP - Technology Investor Class (a)	VIP - Natural Resources (b)		VIP - Natural Resources Investor Class (a)
	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 19	$ (262)	$ (1,016)	$ (2)	$ (583)	$ 36	$ 57
Net realized gain (loss) on investments	30	(529)	11,262	3	31,535	2,026	704
Unrealized appreciation (depreciation)	(48)	4,906	(15,702)	138	42,628	11,141	(91)
Net increase (decrease) in net assets from operations	1	4,115	(5,456)	139	73,580	13,203	670
Contract Transactions:
Payments received from contract owners	110	588	1,729	337	3,574	1,022	1,154
Transfers between sub-accounts and the fixed account, net	938	(34,518)	(36,801)	5,005	128,299	75,469	13,943
Contract benefits	0	(695)	(1,435)	0	(2,079)	(426)	0
Contract terminations	0	(4,625)	(5,770)	(1)	(10,633)	(2,644)	(1)
Contract maintenance charges	0	(55)	(152)	(1)	(240)	(110)	(4)
Other transfers (to) from FILI, net	(2)	13	79	1	189	34	2
Net increase (decrease) in net assets from contract transactions	1,046	(39,292)	(42,350)	5,341	119,110	73,345	15,094
Total increase (decrease) in net assets	1,047	(35,177)	(47,806)	5,480	192,690	86,548	15,764
Net Assets:
Beginning of period	0	106,873	154,679	0	112,684	26,136	0
End of period	$ 1,047	$ 71,696	$ 106,873	$ 5,480	$ 305,374	$ 112,684	$ 15,764

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Health Care (b)		VIP - Health Care Investor Class (a)	VIP - Financial Services (b)		VIP - Financial Services Investor Class (a)	VIP - Cyclical Industries (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (547)	$ (312)	$ (2)	$ 163	$ (302)	$ (1)	$ (144)	$ (55)
Net realized gain (loss) on investments	1,507	(196)	2	2,411	1,625	0	9,110	655
Unrealized appreciation (depreciation)	11,768	3,759	103	(1,126)	2,105	59	(4,130)	6,058
Net increase (decrease) in net assets from operations	12,728	3,251	103	1,448	3,428	58	4,836	6,658
Contract Transactions:
Payments received from contract owners	1,137	1,024	913	329	519	240	544	510
Transfers between sub-accounts and the fixed account, net	42,688	10,335	5,962	(7,100)	(1,625)	1,592	(14,559)	33,783
Contract benefits	(732)	(468)	0	(317)	(285)	0	(576)	(217)
Contract terminations	(5,132)	(3,177)	0	(2,707)	(1,793)	(1)	(3,065)	(1,138)
Contract maintenance charges	(47)	(51)	(1)	(14)	(27)	0	(33)	(42)
Other transfers (to) from FILI, net	36	7	(1)	10	6	0	19	5
Net increase (decrease) in net assets from contract transactions	37,950	7,670	6,873	(9,799)	(3,205)	1,831	(17,670)	32,901
Total increase (decrease) in net assets	50,678	10,921	6,976	(8,351)	223	1,889	(12,834)	39,559
Net Assets:
Beginning of period	58,639	47,718	0	37,542	37,319	0	54,651	15,092
End of period	$ 109,317	$ 58,639	$ 6,976	$ 29,191	$ 37,542	$ 1,889	$ 41,817	$ 54,651
(In thousands)	Subaccounts Investing In:
	VIP - Cyclical Industries Investor Class (a)	VIP - Consumer Industries (b)		VIP - Consumer Industries Investor Class (a)	VIP - Real Estate (b)		VIP - Real Estate Investor Class (a)
	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 9	$ (56)	$ (57)	$ 0	$ 2,084	$ 1,634	$ 155
Net realized gain (loss) on investments	136	343	21	2	21,700	2,103	346
Unrealized appreciation (depreciation)	(49)	(216)	575	4	(7,623)	17,491	(251)
Net increase (decrease) in net assets from operations	96	71	539	6	16,161	21,228	250
Contract Transactions:
Payments received from contract owners	60	115	164	11	3,311	3,455	966
Transfers between sub-accounts and the fixed account, net	1,638	(1,961)	444	199	(15,671)	73,117	5,657
Contract benefits	0	(60)	(37)	0	(1,430)	(937)	0
Contract terminations	0	(434)	(391)	0	(7,597)	(4,048)	(18)
Contract maintenance charges	0	(6)	(4)	0	(30)	(16)	0
Other transfers (to) from FILI, net	1	2	0	(2)	178	38	0
Net increase (decrease) in net assets from contract transactions	1,699	(2,344)	176	208	(21,239)	71,609	6,605
Total increase (decrease) in net assets	1,795	(2,273)	715	214	(5,078)	92,837	6,855
Net Assets:
Beginning of period	0	7,993	7,278	0	133,340	40,503	0
End of period	$ 1,795	$ 5,720	$ 7,993	$ 214	$ 128,262	$ 133,340	$ 6,855

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Strategic Income (b)		VIP - Strategic Income Investor Class (a)	VIP - Aggressvie Growth (a)	VIP - Aggressvie Growth Investor Class (a)	VIP - International Capital Appreciation (a)	VIP - International Capital Appreciation Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 4,057	$ 1,565	$ 850	$ (15)	$ 0	$ (7)	$ 14
Net realized gain (loss) on investments	3,301	255	38	228	40	81	9
Unrealized appreciation (depreciation)	(4,753)	4,019	(690)	(6)	(21)	597	578
Net increase (decrease) in net assets from operations	2,605	5,839	198	207	19	671	601
Contract Transactions:
Payments received from contract owners	2,865	1,525	5,069	18	30	79	1,514
Transfers between sub-accounts and the fixed account, net	40,662	79,399	16,284	4,562	1,232	7,919	7,180
Contract benefits	(1,770)	(489)	0	(11)	0	(33)	0
Contract terminations	(8,163)	(1,382)	(10)	(23)	0	(63)	(12)
Contract maintenance charges	(18)	(6)	0	(1)	0	(5)	0
Other transfers (to) from FILI, net	55	31	1	(7)	0	3	2
Net increase (decrease) in net assets from contract transactions	33,631	79,078	21,344	4,538	1,262	7,900	8,684
Total increase (decrease) in net assets	36,236	84,917	21,542	4,745	1,281	8,571	9,285
Net Assets:
Beginning of period	84,917	0	0	0	0	0	0
End of period	$ 121,153	$ 84,917	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders (a)	VIP - Value Leaders Investor Class (a)	VIP - Value (a)	VIP - Value Investor Class (a)	VIP - Growth Stock (a)	VIP - Growth Stock Investor Class (a)	VIP - Freedom Income (a)	VIP - Freedom Income Investor Class (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 40	$ 14	$ 15	$ 30	$ (65)	$ (1)	$ 30	$ (1)
Net realized gain (loss) on investments	185	14	61	1	77	3	3	0
Unrealized appreciation (depreciation)	1,074	67	190	88	462	44	35	28
Net increase (decrease) in net assets from operations	1,299	95	266	119	474	46	68	27
Contract Transactions:
Payments received from contract owners	101	430	203	1,350	53	207	23	1,160
Transfers between sub-accounts and the fixed account, net	32,160	3,579	7,824	5,367	18,936	1,815	4,460	1,189
Contract benefits	(94)	0	(34)	0	(60)	0	0	0
Contract terminations	(355)	0	(71)	(1)	(268)	0	(34)	0
Contract maintenance charges	(2)	0	(1)	0	(2)	0	(1)	0
Other transfers (to) from FILI, net	13	(2)	3	0	5	0	0	0
Net increase (decrease) in net assets from contract transactions	31,823	4,007	7,924	6,716	18,664	2,022	4,448	2,349
Total increase (decrease) in net assets	33,122	4,102	8,190	6,835	19,138	2,068	4,516	2,376
Net Assets:
Beginning of period	0	0	0	0	0	0	0	0
End of period	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)	VIP - Freedom 2005 Investor Class (a)	VIP - Freedom 2010 (a)	VIP - Freedom 2010 Investor Class (a)	VIP - Freedom 2015 (a)	VIP - Freedom 2015 Investor Class (a)	VIP - Freedom 2020 (a)	VIP - Freedom 2020 Investor Class (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 11	$ (1)	$ 20	$ (3)	$ 29	$ (2)	$ 39	$ (4)
Net realized gain (loss) on investments	11	6	33	0	59	6	63	5
Unrealized appreciation (depreciation)	108	38	268	177	344	166	469	269
Net increase (decrease) in net assets from operations	130	43	321	174	432	170	571	270
Contract Transactions:
Payments received from contract owners	13	416	65	2,498	234	1,563	409	2,140
Transfers between sub-accounts and the fixed account, net	4,638	1,357	10,389	7,083	11,437	4,990	12,571	8,373
Contract benefits	0	0	0	0	0	0	(2)	0
Contract terminations	(59)	(5)	(268)	(3)	(1,035)	(3)	(36)	0
Contract maintenance charges	0	0	(1)	0	(1)	0	0	0
Other transfers (to) from FILI, net	1	(1)	0	0	1	0	(1)	(1)
Net increase (decrease) in net assets from contract transactions	4,593	1,767	10,185	9,578	10,636	6,550	12,941	10,512
Total increase (decrease) in net assets	4,723	1,810	10,506	9,752	11,068	6,720	13,512	10,782
Net Assets:
Beginning of period	0	0	0	0	0	0	0	0
End of period	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025 (a)	VIP - Freedom 2025 Investor Class (a)	VIP - Freedom 2030 (a)	VIP - Freedom 2030 Investor Class (a)	VIP - Freedom Lifetime Income I (a)	VIP - Freedom Lifetime Income II (a)	VIP - Freedom Lifetime Income III (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 12	$ (1)	$ 22	$ (2)	$ 8	$ 7	$ 9
Net realized gain (loss) on investments	12	0	44	1	9	8	13
Unrealized appreciation (depreciation)	149	64	279	140	0	8	49
Net increase (decrease) in net assets from operations	173	63	345	139	17	23	71
Contract Transactions:
Payments received from contract owners	127	713	398	517	0	0	0
Transfers between sub-accounts and the fixed account, net	3,971	1,370	6,434	3,931	1,857	1,297	1,886
Contract benefits	0	0	0	0	(3)	(5)	(83)
Contract terminations	(250)	(1)	(3)	(1)	0	0	0
Contract maintenance charges	0	0	(1)	0	0	0	0
Other transfers (to) from FILI, net	(1)	0	(4)	(1)	0	1	25
Net increase (decrease) in net assets from contract transactions	3,847	2,082	6,824	4,446	1,854	1,293	1,828
Total increase (decrease) in net assets	4,020	2,145	7,169	4,585	1,871	1,316	1,899
Net Assets:
Beginning of period	0	0	0	0	0	0	0
End of period	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (682)	$ (192)	$ 4,019	$ 2,935	$ 132	$ (16)	$ 308	$ 992
Net realized gain (loss) on investments	5,206	6,019	2,648	5,086	1,891	1,041	3,065	2,661
Unrealized appreciation (depreciation)	40,214	8,418	(453)	(3,361)	662	4,741	3,821	4,636
Net increase (decrease) in net assets from operations	44,738	14,245	6,214	4,660	2,685	5,766	7,194	8,289
Contract Transactions:
Payments received from contract owners	1,971	1,959	869	1,023	743	657	794	679
Transfers between sub-accounts and the fixed account, net	59,529	4,582	1,536	(2,525)	(2,567)	9,890	6,477	12,029
Contract benefits	(1,466)	(1,070)	(659)	(629)	(728)	(571)	(970)	(802)
Contract terminations	(6,926)	(6,058)	(2,902)	(2,983)	(3,148)	(2,470)	(3,819)	(3,815)
Contract maintenance charges	(32)	(22)	(12)	(13)	(9)	(9)	(9)	(7)
Other transfers (to) from FILI, net	59	40	12	6	4	16	20	12
Net increase (decrease) in net assets from contract transactions	53,135	(569)	(1,156)	(5,121)	(5,705)	7,513	2,493	8,096
Total increase (decrease) in net assets	97,873	13,676	5,058	(461)	(3,020)	13,279	9,687	16,385
Net Assets:
Beginning of period	114,366	100,690	56,878	57,339	56,372	43,093	64,095	47,710
End of period	$ 212,239	$ 114,366	$ 61,936	$ 56,878	$ 53,352	$ 56,372	$ 73,782	$ 64,095
(In thousands)	Subaccounts Investing In:
	OMIF - Growth II (b)		OMIF - Small Cap (b)		OMIF - Select Value (b)		OMIF - Technologies & Communications (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (191)	$ (254)	$ (1,016)	$ (1,271)	$ 440	$ 661	$ (642)	$ (888)
Net realized gain (loss) on investments	(15,037)	(28,159)	3,056	(1,718)	(3,295)	(8,436)	(97,025)	(12,810)
Unrealized appreciation (depreciation)	17,344	29,971	(1,969)	23,478	4,314	8,473	102,873	19,202
Net increase (decrease) in net assets from operations	2,116	1,558	71	20,489	1,459	698	5,206	5,504
Contract Transactions:
Payments received from contract owners	0	0	0	8	0	0	0	3
Transfers between sub-accounts and the fixed account, net	(5,997)	(11,778)	(27,731)	(67,035)	(8,789)	(22,670)	(24,388)	(41,543)
Contract benefits	(308)	(510)	(1,769)	(2,301)	(866)	(1,140)	(574)	(1,041)
Contract terminations	(1,530)	(1,817)	(7,746)	(9,594)	(2,772)	(4,865)	(4,967)	(5,637)
Contract maintenance charges	(9)	(11)	(26)	(35)	(11)	(15)	(55)	(72)
Other transfers (to) from FILI, net	(4)	4	(46)	(1)	(20)	(87)	8	(1)
Net increase (decrease) in net assets from contract transactions	(7,848)	(14,112)	(37,318)	(78,958)	(12,458)	(28,777)	(29,976)	(48,291)
Total increase (decrease) in net assets	(5,732)	(12,554)	(37,247)	(58,469)	(10,999)	(28,079)	(24,770)	(42,787)
Net Assets:
Beginning of period	27,771	40,325	143,027	201,496	48,073	76,152	99,657	142,444
End of period	$ 22,039	$ 27,771	$ 105,780	$ 143,027	$ 37,074	$ 48,073	$ 74,887	$ 99,657

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	OMIF - Large Cap Growth (b)		WFAF - Discovery (b)		WFAF - Opportunity (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (630)	$ (905)	$ (497)	$ (603)	$ (435)	$ (535)
Net realized gain (loss) on investments	(60,733)	(50,680)	(18,913)	(37,364)	(1,502)	(5,131)
Unrealized appreciation (depreciation)	63,070	57,718	23,895	49,997	5,134	16,091
Net increase (decrease) in net assets from operations	1,707	6,133	4,485	12,030	3,197	10,425
Contract Transactions:
Payments received from contract owners	0	3	0	0	0	4
Transfers between sub-accounts and the fixed account, net	(20,477)	(35,544)	(14,822)	(27,512)	(11,917)	(23,633)
Contract benefits	(737)	(1,127)	(873)	(956)	(834)	(865)
Contract terminations	(5,921)	(7,964)	(3,655)	(4,967)	(3,550)	(4,110)
Contract maintenance charges	(29)	(41)	(18)	(23)	(12)	(16)
Other transfers (to) from FILI, net	(5)	2	(6)	0	(16)	(38)
Net increase (decrease) in net assets from contract transactions	(27,169)	(44,671)	(19,374)	(33,458)	(16,329)	(28,658)
Total increase (decrease) in net assets	(25,462)	(38,538)	(14,889)	(21,428)	(13,132)	(18,233)
Net Assets:
Beginning of period	98,458	136,996	71,425	92,853	61,376	79,609
End of period	$ 72,996	$ 98,458	$ 56,536	$ 71,425	$ 48,244	$ 61,376
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Growth		CST - International Focus		CST - Global Small Cap Focus (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (591)	$ (905)	$ 1	$ 17	$ (235)	$ (242)
Net realized gain (loss) on investments	(74)	4,780	160	(482)	1,538	1,142
Unrealized appreciation (depreciation)	(2,604)	3,050	2,611	2,275	2,629	2,307
Net increase (decrease) in net assets from operations	(3,269)	6,925	2,772	1,810	3,932	3,207
Contract Transactions:
Payments received from contract owners	695	1,097	157	728	369	414
Transfers between sub-accounts and the fixed account, net	(34,498)	(8,861)	6,772	1,932	4,279	(1,095)
Contract benefits	(849)	(1,305)	(224)	(84)	(321)	(313)
Contract terminations	(4,486)	(5,509)	(948)	(2,130)	(1,719)	(1,876)
Contract maintenance charges	(15)	(24)	(4)	(4)	(6)	(7)
Other transfers (to) from FILI, net	4	10	1	(3)	13	10
Net increase (decrease) in net assets from contract transactions	(39,149)	(14,592)	5,754	439	2,615	(2,867)
Total increase (decrease) in net assets	(42,418)	(7,667)	8,526	2,249	6,547	340
Net Assets:
Beginning of period	97,749	105,416	15,470	13,221	26,227	25,887
End of period	$ 55,331	$ 97,749	$ 23,996	$ 15,470	$ 32,774	$ 26,227

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I
of Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR Corp., on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. In 2005, Fidelity Personal Retirement and Fidelity Freedom Lifetime Income variable annuity contracts began funding the Account. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")

In 2004, FILI closed the Wells Fargo Advantage Variable Trust Funds and the Old Mutual Insurance Series Funds investment options to new money.

During 2005, the Fidelity Variable Insurance Products Funds ("Investor Class") was added to the fund group and the following fund groups were renamed:

Old Name	\\\\\\\\\\\\\\\\\\\	New Name
Fidelity Variable Insurance Products Funds II		Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds III		Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds IV		Fidelity Variable Insurance Products Funds
PBHG Insurance Series Funds		Old Mutual Insurance Series Funds
Strong Variable Insurance Funds		Wells Fargo Advantage Variable Trust Funds

During 2005, the following new Underlying Funds were added:

VIP - Money Market Investor Class	\\\\\\\\\\\	VIP - International Capital Appreciation
VIP - High Income Investor Class		VIP - International Capital Appreciation Investor Class
VIP - Equity-Income Investor Class		VIP - Value Leaders
VIP - Growth Investor Class		VIP - Value Leaders Investor Class
VIP - Overseas, Class R Investor Class		VIP - Value
VIP - Investment Grade Bond Investor Class		VIP - Value Investor Class
VIP - Asset Manager Investor Class		VIP - Growth Stock
VIP - Asset Manager: Growth Investor Class		VIP - Growth Stock Investor Class
VIP - Contrafund Investor Class		VIP - Freedom Income
VIP - Balanced Investor Class		VIP - Freedom Income Investor Class
VIP - Dynamic Capital Appreciation Investor Class		VIP - Freedom 2005
VIP - Growth & Income Investor Class		VIP - Freedom 2005 Investor Class
VIP - Growth Opportunities Investor Class		VIP - Freedom 2010
VIP - Mid Cap Investor Class		VIP - Freedom 2010 Investor Class
VIP - Value Strategies Investor Class		VIP - Freedom 2015
VIP - Telecomm. and Utilities Growth Investor Class		VIP - Freedom 2015 Investor Class
VIP - Technology Investor Class		VIP - Freedom 2020
VIP - Natural Resources Investor Class		VIP - Freedom 2020 Investor Class
VIP - Health Care Investor Class		VIP - Freedom 2025
VIP - Financial Services Investor Class		VIP - Freedom 2025 Investor Class
VIP - Cyclical Industries Investor Class		VIP - Freedom 2030
VIP - Consumer Industries Investor Class		VIP - Freedom 2030 Investor Class
VIP - Real Estate Investor Class		VIP - Freedom Lifetime Income I
VIP - Strategic Income Investor Class		VIP - Freedom Lifetime Income II
VIP - Aggressive Growth		VIP - Freedom Lifetime Income III
VIP - Aggressive Growth Investor Class

The VIP and VIP Investor Class funds added during 2005, commenced operations on July 1, 2005 and August 15, 2005, respectively.

Annual Report

Notes to Financial Statements - continued

1. Organization - continued

In 2004, FILI added two new Underlying Funds: VIP - Overseas, Class R and VIP - Strategic Income.

During 2005, the following Underlying Funds were renamed:

Old Name	\\\\\\\\\\\\\\\\\\\	New Name
VIP II - Investment Grade Bond		VIP - Investment Grade Bond
VIP II - Asset Manager		VIP - Asset Manager
VIP II - Index 500		VIP - Index 500
VIP II - Asset Manager: Growth		VIP - Asset Manager: Growth
VIP II - Contrafund		VIP - Contrafund
VIP III - Balanced		VIP - Balanced
VIP III - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation
VIP III - Growth & Income		VIP - Growth & Income
VIP III - Growth Opportunities		VIP - Growth Opportunities
VIP III - Mid Cap		VIP - Mid Cap
VIP III - Value Strategies		VIP - Value Strategies
VIP IV - Telecomm. and Utilities Growth		VIP - Telecomm. and Utilities Growth
VIP IV - Technology		VIP - Technology
VIP IV - Natural Resources		VIP - Natural Resources
VIP IV - Heath Care		VIP - Heath Care
VIP IV - Financial Services		VIP - Financial Services
VIP IV - Cyclical Industries		VIP - Cyclical Industries
VIP IV - Consumer Industries		VIP - Consumer Industries
VIP IV - Real Estate		VIP - Real Estate
VIP IV - Strategic Income		VIP - Strategic Income
PBHG - Growth II		OMIF - Growth II
PBHG - Small Cap		OMIF - Small Cap
PBHG - Select Value		OMIF - Select Value
PBHG - Technology & Communications		OMIF - Technologies & Communications
PBHG - Select 20		OMIF - Large Cap Growth
SVIF - Mid Cap Growth Fund II		WFAF - Discovery
SVIF - Opportunity Fund II		WFAF - Opportunity
CST - Post Venture Capital		CST - Global Small Cap Focus

Effective March 1, 2006, all of the shares in the initial share class of the VIP International Capital Appreciation Fund were transferred to the redemption share class of the VIP International Capital Appreciation Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed based on the 1983 Basic, 1983a Individual Annuitant and the Annuity 2000 Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompany statement of changes in net assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-

Annual Report

Notes to Financial Statements - continued

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	\\\\\\\\\\\\\\	VIP - Health Care Investor Class
VIP - Overseas, Class R Investor Class		VIP - Financial Services
VIP - Telecomm. and Utilities Growth		VIP - Financial Services Investor Class
VIP - Telecomm. and Utilities Growth Investor Class		VIP - Cyclical Industries
VIP - Technology		VIP - Cyclical Industries Investor Class
VIP - Technology Investor Class		VIP - Consumer Industries
VIP - Natural Resources		VIP - Consumer Industries Investor Class
VIP - Natural Resources Investor Class		VIP - International Capital Appreciation Investor Class
VIP - Health Care

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP portfolios. In 2005, FILI entered into a services agreement with FIIOC under which FILI provides certain shareholder account services with respect to VIP Investor Class shares.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2005 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2005:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$306,173	$345,516
VIP - Money Market Investor Class (a)	154,940	36,562
VIP - High Income	76,657	109,707
VIP - High Income Investor Class (a)	14,665	631
VIP - Equity-Income	73,286	223,620
VIP - Equity-Income Investor Class (a)	30,126	139
VIP - Growth	6,684	245,232
VIP - Growth Investor Class (a)	18,068	0
VIP - Overseas	2,804	60,788
VIP - Overseas, Class R	33,639	11,862
VIP - Overseas, Class R Investor Class (a)	22,496	0
VIP - Investment Grade Bond (b)	61,044	88,809
VIP - Investment Grade Bond Investor Class (a)	27,937	83
VIP - Asset Manager (b)	17,414	93,531
VIP - Asset Manager Investor Class (a)	8,898	145
VIP - Index 500 (b)	70,043	149,591
VIP - Asset Manager: Growth (b)	6,145	37,171
VIP - Asset Manager: Growth Investor Class (a)	1,761	727
VIP - Contrafund (b)	95,930	94,230
VIP - Contrafund Investor Class (a)	78,960	0
VIP - Balanced (b)	18,754	29,400
VIP - Balanced Investor Class (a)	13,102	138
VIP - Dynamic Capital Appreciation (b)	40,288	8,296
VIP - Dynamic Capital Appreciation Investor Class (a)	6,931	43
VIP - Growth & Income (b)	6,609	67,611
VIP - Growth & Income Investor Class (a)	4,642	108
VIP - Growth Opportunities (b)	9,068	44,233
VIP - Growth Opportunities Investor Class (a)	4,203	167
VIP - Mid Cap (b)	88,464	90,434
VIP - Mid Cap Investor Class (a)	44,985	37
VIP - Value Strategies (b)	14,979	92,232
VIP - Value Strategies Investor Class (a)	5,798	282
VIP - Telecomm. and Utilities Growth (b)	15,753	19,941
VIP - Telecomm. and Utilities Growth Investor Class (a)	1,103	8
VIP - Technology (b)	14,985	54,540
VIP - Technology Investor Class (a)	5,468	130
VIP - Natural Resources (b)	184,871	52,096
VIP - Natural Resources Investor Class (a)	16,119	286
VIP - Health Care (b)	51,548	14,146
VIP - Health Care Investor Class (a)	6,972	101
VIP - Financial Services (b)	5,363	14,999
VIP - Financial Services Investor Class (a)	1,927	96
VIP - Cyclical Industries (b)	14,597	28,839
VIP - Cyclical Industries Investor Class (a)	1,870	30
VIP - Consumer Industries (b)	2,464	4,864
VIP - Consumer Industries Investor Class (a)	237	28

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Real Estate (b)	$53,390	$65,156
VIP - Real Estate Investor Class (a)	7,491	422
VIP - Strategic Income (b)	66,949	28,400
VIP - Strategic Income Investor Class (a)	22,231	0
VIP - Aggressive Growth (a)	9,166	4,513
VIP - Aggressive Growth Investor Class (a)	1,343	45
VIP - International Capital Appreciation (a)	9,447	1,545
VIP - International Capital Appreciation Investor Class (a)	8,712	6
VIP - Value Leaders (a)	35,005	3,067
VIP - Value Leaders Investor Class (a)	4,100	71
VIP - Value (a)	9,401	1,463
VIP - Value Investor Class (a)	6,756	9
VIP - Growth Stock (a)	22,382	3,784
VIP - Growth Stock Investor Class (a)	2,095	73
VIP - Freedom Income (a)	4,746	267
VIP - Freedom Income Investor Class (a)	2,363	16
VIP - Freedom 2005 (a)	5,376	772
VIP - Freedom 2005 Investor Class (a)	2,193	427
VIP - Freedom 2010 (a)	11,571	1,366
VIP - Freedom 2010 Investor Class (a)	9,578	3
VIP - Freedom 2015 (a)	12,879	2,214
VIP - Freedom 2015 Investor Class (a)	6,844	296
VIP - Freedom 2020 (a)	14,238	1,259
VIP - Freedom 2020 Investor Class (a)	10,581	73
VIP - Freedom 2025 (a)	4,083	223
VIP - Freedom 2025 Investor Class (a)	2,105	26
VIP - Freedom 2030 (a)	8,560	1,713
VIP - Freedom 2030 Investor Class (a)	4,469	24
VIP - Freedom Lifetime Income I (a)	1,924	55
VIP - Freedom Lifetime Income II (a)	1,313	6
VIP - Freedom Lifetime Income III (a)	1,933	84
UIF - Emerging Markets Equity	82,448	29,997
UIF - Emerging Markets Debt	21,550	17,733
UIF - Global Value Equity	8,660	13,820
UIF - International Magnum	20,072	17,271
OMIF - Growth II (b)	4	8,044
OMIF - Small Cap (b)	25	38,358
OMIF - Select Value (b)	803	12,820
OMIF - Technologies & Communications (b)	8	30,626
OMIF - Large Cap Growth (b)	6	27,804
WFAF - Discovery (b)	10	19,881
WFAF - Opportunity (b)	8	16,772
CST - Small Cap Growth	2,411	42,151
CST - International Focus	12,288	6,533
CST - Global Small Cap Focus (b)	14,635	12,256

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2005:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	770,766	$ 770,766	$ 1.00
VIP - Money Market Investor Class	118,378	118,378	1.00
VIP - High Income	43,542	412,258	6.17
VIP - High Income Investor Class	2,160	14,040	6.16
VIP - Equity-Income	43,549	1,020,024	25.49
VIP - Equity-Income Investor Class	1,206	29,996	25.48
VIP - Growth	24,829	1,153,228	33.70
VIP - Growth Investor Class	550	18,068	33.67
VIP - Overseas	10,930	255,261	20.61
VIP - Overseas, Class R	4,245	71,389	20.58
VIP - Overseas, Class R Investor Class	1,171	22,496	20.59
VIP - Investment Grade Bond (b)	47,862	630,332	12.76
VIP - Investment Grade Bond Investor Class	2,202	27,854	12.75
VIP - Asset Manager (b)	33,520	543,500	15.04
VIP - Asset Manager Investor Class	595	8,757	15.02
VIP - Index 500 (b)	6,123	849,464	141.88
VIP - Asset Manager: Growth (b)	13,213	209,660	12.97
VIP - Asset Manager: Growth Investor Class	84	1,065	12.96
VIP - Contrafund (b)	58,966	1,305,507	31.03
VIP - Contrafund Investor Class	2,626	78,960	31.00
VIP - Balanced (b)	13,164	194,151	14.78
VIP - Balanced Investor Class	903	12,968	14.77
VIP - Dynamic Capital Appreciation (b)	6,082	48,716	8.71
VIP - Dynamic Capital Appreciation Investor Class	816	6,892	8.71
VIP - Growth & Income (b)	16,794	266,663	14.75
VIP - Growth & Income Investor Class	315	4,543	14.74
VIP - Growth Opportunities (b)	7,171	147,127	17.34
VIP - Growth Opportunities Investor Class	243	4,050	17.33
VIP - Mid Cap (b)	23,432	530,393	35.11
VIP - Mid Cap Investor Class	1,341	44,952	35.08
VIP - Value Strategies (b)	9,093	120,774	14.01
VIP - Value Strategies Investor Class	413	5,534	14.00
VIP - Telecomm. and Utilities Growth (b)	3,181	29,776	9.53
VIP - Telecomm. and Utilities Growth Investor Class	110	1,095	9.52
VIP - Technology (b)	6,927	67,844	10.35
VIP - Technology Investor Class	531	5,342	10.33
VIP - Natural Resources (b)	16,140	249,997	18.92
VIP - Natural Resources Investor Class	834	15,855	18.91
VIP - Health Care (b)	8,823	95,436	12.39
VIP - Health Care Investor Class	563	6,873	12.38
VIP - Financial Services (b)	2,249	24,911	12.98
VIP - Financial Services Investor Class	146	1,831	12.98
VIP - Cyclical Industries (b)	2,945	39,056	14.20
VIP - Cyclical Industries Investor Class	126	1,843	14.19
VIP - Consumer Industries (b)	500	5,377	11.45
VIP - Consumer Industries Investor Class	19	211	11.44

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Real Estate (b)	6,941	$ 117,429	$ 18.48
VIP - Real Estate Investor Class	371	7,106	18.46
VIP - Strategic Income (b)	11,649	121,886	10.40
VIP - Strategic Income Investor Class	2,073	22,231	10.39
VIP - Aggressive Growth	519	4,751	9.15
VIP - Aggressive Growth Investor Class	140	1,302	9.13
VIP - International Capital Appreciation	748	7,974	11.46
VIP - International Capital Appreciation Investor Class	810	8,707	11.46
VIP - Value Leaders	2,490	32,048	13.30
VIP - Value Leaders Investor Class	308	4,035	13.30
VIP - Value	648	8,000	12.63
VIP - Value Investor Class	541	6,747	12.63
VIP - Growth Stock	1,603	18,676	11.94
VIP - Growth Stock Investor Class	173	2,025	11.94
VIP - Freedom Income	436	4,481	10.35
VIP - Freedom Income Investor Class	234	2,348	10.14
VIP - Freedom 2005	440	4,615	10.74
VIP - Freedom 2005 Investor Class	177	1,772	10.24
VIP - Freedom 2010	975	10,238	10.78
VIP - Freedom 2010 Investor Class	950	9,575	10.26
VIP - Freedom 2015	1,011	10,723	10.95
VIP - Freedom 2015 Investor Class	651	6,554	10.32
VIP - Freedom 2020	1,221	13,042	11.07
VIP - Freedom 2020 Investor Class	1,041	10,513	10.36
VIP - Freedom 2025	360	3,871	11.16
VIP - Freedom 2025 Investor Class	206	2,080	10.39
VIP - Freedom 2030	636	6,891	11.27
VIP - Freedom 2030 Investor Class	440	4,446	10.42
VIP - Freedom Lifetime Income I	182	1,871	10.27
VIP - Freedom Lifetime Income II	127	1,307	10.37
VIP - Freedom Lifetime Income III	181	1,850	10.48
UIF - Emerging Markets Equity	14,409	176,641	14.73
UIF - Emerging Markets Debt	6,851	59,911	9.04
UIF - Global Value Equity	3,588	48,337	14.87
UIF - International Magnum	5,960	65,079	12.38
OMIF - Growth II (b)	1,889	61,574	11.67
OMIF - Small Cap (b)	5,130	96,345	20.62
OMIF - Select Value (b)	2,602	46,997	14.25
OMIF - Technologies & Communications (b)	29,368	1,534,063	2.55
OMIF - Large Cap Growth (b)	7,572	274,309	9.64
WFAF - Discovery (b)	3,943	114,977	14.34
WFAF - Opportunity (b)	1,992	53,116	24.22
CST - Small Cap Growth	3,716	109,308	14.89
CST - International Focus	2,051	30,343	11.70
CST - Global Small Cap Focus (b)	2,531	40,653	12.95

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Money Market
Units Issued	48,488	55,800	2,227	3,476
Units Redeemed	(50,936)	(63,629)	(2,680)	(3,883)
Net Increase (Decrease)	(2,448)	(7,829)	(453)	(407)
VIP - High Income
Units Issued	2,580	5,308	239	557
Units Redeemed	(4,872)	(7,442)	(629)	(866)
Net Increase (Decrease)	(2,292)	(2,134)	(390)	(309)
VIP - Equity-Income
Units Issued	1,548	3,350	167	393
Units Redeemed	(4,873)	(3,515)	(528)	(454)
Net Increase (Decrease)	(3,325)	(165)	(361)	(61)
VIP - Growth
Units Issued	855	1,791	79	171
Units Redeemed	(4,910)	(4,640)	(379)	(478)
Net Increase (Decrease)	(4,055)	(2,849)	(300)	(307)
VIP - Overseas
Units Issued	2	2,117	0	206
Units Redeemed	(1,763)	(3,486)	(195)	(413)
Net Increase (Decrease)	(1,761)	(1,369)	(195)	(207)
VIP - Overseas, Class R
Units Issued	4,359	4,850	481	704
Units Redeemed	(2,802)	(691)	(188)	(63)
Net Increase (Decrease)	(1,557)	4,159	293	641
VIP - Investment Grade Bond (b)
Units Issued	3,830	5,117	424	600
Units Redeemed	(5,462)	(7,879)	(953)	(1,541)
Net Increase (Decrease)	(1,632)	(2,762)	(529)	(941)
VIP - Asset Manager (b)
Units Issued	915	2,040	56	218
Units Redeemed	(3,278)	(3,349)	(466)	(554)
Net Increase (Decrease)	(2,363)	(1,309)	(410)	(336)
VIP - Index 500 (b)
Units Issued	3,582	6,250	332	461
Units Redeemed	(7,190)	(7,057)	(580)	(660)
Net Increase (Decrease)	(3,608)	(807)	(248)	(199)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Asset Manager: Growth (b)
Units Issued	382	1,163	24	179
Units Redeemed	(1,751)	(2,190)	(327)	(389)
Net Increase (Decrease)	(1,369)	(1,027)	(303)	(210)
VIP - Contrafund (b)
Units Issued	8,187	8,012	764	833
Units Redeemed	(8,093)	(6,477)	(494)	(653)
Net Increase (Decrease)	94	1,535	270	180
VIP - Balanced (b)
Units Issued	2,282	3,249	338	600
Units Redeemed	(2,889)	(3,275)	(685)	(766)
Net Increase (Decrease)	(607)	(26)	(347)	(166)
VIP - Dynamic Capital Appreciation (b)
Units Issued	3,792	1,932	392	125
Units Redeemed	(1,632)	(1,765)	(26)	(117)
Net Increase (Decrease)	2,160	167	366	8
VIP - Growth & Income (b)
Units Issued	1,006	1,997	108	221
Units Redeemed	(4,218)	(4,800)	(759)	(893)
Net Increase (Decrease)	(3,212)	(2,803)	(651)	(672)
VIP - Growth Opportunities (b)
Units Issued	1,684	2,762	203	397
Units Redeemed	(4,087)	(3,121)	(660)	(391)
Net Increase (Decrease)	(2,403)	(359)	(457)	6
VIP - Mid Cap (b)
Units Issued	12,600	14,047	1,119	1,267
Units Redeemed	(13,184)	(10,613)	(890)	(1,292)
Net Increase (Decrease)	(584)	3,434	229	(25)
VIP - Value Strategies (b)
Units Issued	3,162	14,168	276	1,552
Units Redeemed	(8,948)	(11,695)	(1,104)	(1,072)
Net Increase (Decrease)	(5,786)	2,473	(828)	480
VIP - Telecomm. and Utilities Growth (b)
Units Issued	2,330	3,704	265	397
Units Redeemed	(2,918)	(1,638)	(256)	(81)
Net Increase (Decrease)	(588)	2,066	9	316

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Technology (b)
Units Issued	3,521	7,703	276	694
Units Redeemed	(7,735)	(12,008)	(601)	(1,530)
Net Increase (Decrease)	(4,214)	(4,305)	(325)	(836)
VIP - Natural Resources (b)
Units Issued	14,740	9,014	1,289	1,006
Units Redeemed	(8,046)	(3,600)	(516)	(268)
Net Increase (Decrease)	6,694	5,414	773	738
VIP - Health Care (b)
Units Issued	6,476	4,263	611	382
Units Redeemed	(3,483)	(3,600)	(191)	(396)
Net Increase (Decrease)	2,993	693	420	(14)
VIP - Financial Services (b)
Units Issued	730	1,451	101	109
Units Redeemed	(1,579)	(1,702)	(83)	(168)
Net Increase (Decrease)	(849)	(251)	18	(59)
VIP - Cyclical Industries (b)
Units Issued	1,925	3,836	163	489
Units Redeemed	(3,027)	(1,508)	(332)	(167)
Net Increase (Decrease)	(1,102)	2,328	(169)	322
VIP - Consumer Industries (b)
Units Issued	308	437	28	19
Units Redeemed	(527)	(409)	(28)	(38)
Net Increase (Decrease)	(219)	28	0	(19)
VIP - Real Estate (b)
Units Issued	5,261	10,814	511	1,329
Units Redeemed	(6,599)	(6,023)	(609)	(688)
Net Increase (Decrease)	(1,338)	4,791	(98)	641
VIP - Strategic Income (b)
Units Issued	7,862	7,923	1,325	1,597
Units Redeemed	(5,546)	(1,508)	(556)	(212)
Net Increase (Decrease)	2,316	6,415	769	1,385
VIP Aggressive Growth (a)
Units Issued	907	-	57	-
Units Redeemed	(500)	-	(27)	-
Net Increase (Decrease)	407	-	30	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP International Capital Appreciation (a)
Units Issued	821	-	156	-
Units Redeemed	(223)	-	(1)	-
Net Increase (Decrease)	598	-	155	-
VIP Value Leaders (a)
Units Issued	3,287	-	415	-
Units Redeemed	(619)	-	(24)	-
Net Increase (Decrease)	2,668	-	391	-
VIP Value (a)
Units Issued	908	-	118	-
Units Redeemed	(236)	-	(22)	-
Net Increase (Decrease)	672	-	96	-
VIP Growth Stock (a)
Units Issued	2,106	-	225	-
Units Redeemed	(502)	-	(20)	-
Net Increase (Decrease)	1,604	-	205	-
VIP Freedom Income (a)
Units Issued	495	-	0	-
Units Redeemed	(54)	-	0	-
Net Increase (Decrease)	441	-	0	-
VIP Freedom 2005 (a)
Units Issued	534	-	0	-
Units Redeemed	(83)	-	0	-
Net Increase (Decrease)	451	-	0	-
VIP Freedom 2010 (a)
Units Issued	1,200	-	0	-
Units Redeemed	(200)	-	0	-
Net Increase (Decrease)	1,000	-	0	-
VIP Freedom 2015 (a)
Units Issued	1,305	-	0	-
Units Redeemed	(265)	-	0	-
Net Increase (Decrease)	1,040	-	0	-
VIP Freedom 2020 (a)
Units Issued	1,397	-	10	-
Units Redeemed	(148)	-	0	-
Net Increase (Decrease)	1,249	-	10	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP Freedom 2025 (a)
Units Issued	415	-	0	-
Units Redeemed	(43)	-	0	-
Net Increase (Decrease)	372	-	0	-
VIP Freedom 2030 (a)
Units Issued	840	-	0	-
Units Redeemed	(181)	-	0	-
Net Increase (Decrease)	659	-	0	-
UIF - Emerging Markets Equity
Units Issued	8,486	9,877	741	705
Units Redeemed	(5,507)	(10,487)	(332)	(733)
Net Increase (Decrease)	2,979	(610)	409	(28)
UIF - Emerging Markets Debt
Units Issued	1,739	2,604	185	328
Units Redeemed	(1,794)	(2,873)	(203)	(389)
Net Increase (Decrease)	(55)	(269)	(18)	(61)
UIF - Global Value Equity
Units Issued	1,074	2,257	104	226
Units Redeemed	(1,402)	(1,751)	(160)	(188)
Net Increase (Decrease)	(328)	506	(56)	38
UIF - International Magnum
Units Issued	3,042	4,304	260	429
Units Redeemed	(2,752)	(3,594)	(290)	(373)
Net Increase (Decrease)	290	710	(30)	56
OMIF - Growth II (b)
Units Issued	6	6	0	2
Units Redeemed	(784)	(1,447)	(43)	(125)
Net Increase (Decrease)	(778)	(1,441)	(43)	(123)
OMIF - Small Cap (b)
Units Issued	4	31	1	4
Units Redeemed	(1,675)	(3,838)	(193)	(578)
Net Increase (Decrease)	(1,671)	(3,807)	(192)	(574)
OMIF - Select Value (b)
Units Issued	0	18	1	1
Units Redeemed	(658)	(1,589)	(116)	(290)
Net Increase (Decrease)	(658)	(1,571)	(115)	(289)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
OMIF - Technologies & Communications (b)
Units Issued	45	50	1	8
Units Redeemed	(3,710)	(5,944)	(162)	(379)
Net Increase (Decrease)	(3,665)	(5,894)	(161)	(371)
OMIF - Large Cap Growth (b)
Units Issued	2	22	0	0
Units Redeemed	(1,797)	(2,871)	(101)	(230)
Net Increase (Decrease)	(1,795)	(2,849)	(101)	(230)
WFAF - Discovery (b)
Units Issued	4	26	0	5
Units Redeemed	(1,299)	(2,459)	(99)	(323)
Net Increase (Decrease)	(1,295)	(2,433)	(99)	(318)
WFAF - Opportunity (b)
Units Issued	1	25	0	4
Units Redeemed	(822)	(1,544)	(91)	(276)
Net Increase (Decrease)	(821)	(1,519)	(91)	(272)
CST - Small Cap Growth
Units Issued	1,067	5,947	110	449
Units Redeemed	(4,215)	(7,218)	(367)	(709)
Net Increase (Decrease)	(3,148)	(1,271)	(257)	(260)
CST - International Focus
Units Issued	1,255	1,855	105	55
Units Redeemed	(812)	(1,820)	(66)	(50)
Net Increase (Decrease)	443	35	39	5
CST - Global Small Cap Focus (b)
Units Issued	1,766	2,357	136	317
Units Redeemed	(1,569)	(2,743)	(134)	(294)
Net Increase (Decrease)	197	(386)	2	23

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Money Market Investor Class (a)
Units Issued	32,195	801
Units Redeemed	(20,670)	(635)
Net Increase (Decrease)	11,525	166
VIP - High Income Investor Class (a)
Units Issued	1,444	-
Units Redeemed	(129)	-
Net Increase (Decrease)	1,315	-
VIP - Equity Income Investor Class (a)
Units Issued	3,079	-
Units Redeemed	(81)	-
Net Increase (Decrease)	2,998	-
VIP - Growth Investor Class (a)
Units Issued	1,869	-
Units Redeemed	(66)	-
Net Increase (Decrease)	1,803	-
VIP - Overseas, Class R Investor Class (a)
Units Issued	2,204	-
Units Redeemed	(29)	-
Net Increase (Decrease)	2,175	-
VIP - Investment Grade Bond Investor Class (a)
Units Issued	2,922	-
Units Redeemed	(130)	-
Net Increase (Decrease)	2,792	-
VIP - Asset Manager Investor Class (a)
Units Issued	884	-
Units Redeemed	(9)	-
Net Increase (Decrease)	875	-
VIP - Index 500 (b)
Units Issued	3,784	-
Units Redeemed	(198)	-
Net Increase (Decrease)	3,586	-
VIP - Asset Manager: Growth Investor Class (a)
Units Issued	177	-
Units Redeemed	(71)	-
Net Increase (Decrease)	106	-
VIP - Contrafund Investor Class (a)
Units Issued	7,881	-
Units Redeemed	(253)	-
Net Increase (Decrease)	7,628	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Balanced Investor Class (a)
Units Issued	1,333	-
Units Redeemed	(55)	-
Net Increase (Decrease)	1,278	-
VIP - Dynamic Capital Appreciation Investor Class (a)
Units Issued	671	-
Units Redeemed	(20)	-
Net Increase (Decrease)	651	-
VIP - Growth & Income Investor Class (a)
Units Issued	456	-
Units Redeemed	(13)	-
Net Increase (Decrease)	443	-
VIP - Growth Opportunities Investor Class (a)
Units Issued	444	-
Units Redeemed	(48)	-
Net Increase (Decrease)	396	-
VIP - Mid Cap Investor Class (a)
Units Issued	4,480	-
Units Redeemed	(74)	-
Net Increase (Decrease)	4,406	-
VIP - Value Strategies Investor Class (a)
Units Issued	640	-
Units Redeemed	(77)	-
Net Increase (Decrease)	563	-
VIP - Telecomm. and Utilities Growth Investor Class (a)
Units Issued	107	-
Units Redeemed	(3)	-
Net Increase (Decrease)	104	-
VIP - Technology Investor Class (a)
Units Issued	515	-
Units Redeemed	(7)	-
Net Increase (Decrease)	508	-
VIP - Natural Resources Investor Class (a)
Units Issued	1,485	-
Units Redeemed	(42)	-
Net Increase (Decrease)	1,443	-
VIP - Heath Care Investor Class (a)
Units Issued	682	-
Units Redeemed	(10)	-
Net Increase (Decrease)	672	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Financial Services Investor Class (a)
Units Issued	177	-
Units Redeemed	(1)	-
Net Increase (Decrease)	176	-
VIP - Cyclical Industries Investor Class (a)
Units Issued	176	-
Units Redeemed	(5)	-
Net Increase (Decrease)	171	-
VIP - Consumer Industries Investor Class (a)
Units Issued	22	-
Units Redeemed	(1)	-
Net Increase (Decrease)	21	-
VIP - Real Estate Investor Class (a)
Units Issued	719	-
Units Redeemed	(63)	-
Net Increase (Decrease)	656	-
VIP - Strategic Income Investor Class (a)
Units Issued	2,173	-
Units Redeemed	(39)	-
Net Increase (Decrease)	2,134	-
VIP - Aggressive Growth Investor Class (a)
Units Issued	129	-
Units Redeemed	(5)	-
Net Increase (Decrease)	124	-
VIP - International Capital Appreciation Investor Class (a)
Units Issued	868	-
Units Redeemed	(6)	-
Net Increase (Decrease)	862	-
VIP - Value Leaders Investor Class (a)
Units Issued	414	-
Units Redeemed	(20)	-
Net Increase (Decrease)	394	-
VIP - Value Investor Class (a)
Units Issued	677	-
Units Redeemed	(12)	-
Net Increase (Decrease)	665	-
VIP - Growth Stock Investor Class (a)
Units Issued	212	-
Units Redeemed	(12)	-
Net Increase (Decrease)	200	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Freedom Income Investor Class (a)
Units Issued	239	-
Units Redeemed	(5)	-
Net Increase (Decrease)	234	-
VIP - Freedom 2005 Investor Class (a)
Units Issued	181	-
Units Redeemed	(4)	-
Net Increase (Decrease)	177	-
VIP - Freedom 2010 Investor Class (a)
Units Issued	951	-
Units Redeemed	(1)	-
Net Increase (Decrease)	950	-
VIP - Freedom 2015 Investor Class (a)
Units Issued	669	-
Units Redeemed	(18)	-
Net Increase (Decrease)	651	-
VIP - Freedom 2020 Investor Class (a)
Units Issued	1,050	-
Units Redeemed	(10)	-
Net Increase (Decrease)	1,040	-
VIP - Freedom 2025 Investor Class (a)
Units Issued	209	-
Units Redeemed	(3)	-
Net Increase (Decrease)	206	-
VIP - Freedom 2030 Investor Class (a)
Units Issued	445	-
Units Redeemed	(5)	-
Net Increase (Decrease)	440	-
VIP - Freedom Lifetime Income I (a)
Units Issued	-	191
Units Redeemed	-	(8)
Net Increase (Decrease)	-	183
VIP - Freedom Lifetime Income II (a)
Units Issued	-	128
Units Redeemed	-	(1)
Net Increase (Decrease)	-	127
VIP - Freedom Lifetime Income III (a)
Units Issued	-	316
Units Redeemed	-	(134)
Net Increase (Decrease)	-	182

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account, for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
2004	42,027	$19.29	$19.07	$ 810,107	0.80%	1.00%	1.20%	0.40%	0.19%
2003	50,263	$19.21	$19.03	$ 965,169	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	76,196	$19.18	$19.04	$ 1,460,588	0.80%	1.00%	1.68%	0.88%	0.68%
2001	80,364	$19.01	$18.91	$ 1,527,149	0.80%	1.00%	4.23%	3.35%	3.14%
VIP - Money Market Investor Class (a)
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12%
VIP - High Income
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%
2004	12,121	$28.01	$27.69	$ 338,797	0.80%	1.00%	8.53%	8.71%	8.49%
2003	14,564	$25.76	$25.52	$ 374,631	0.80%	1.00%	5.56%	26.25%	25.99%
2002	9,727	$20.41	$20.26	$ 198,237	0.80%	1.00%	10.07%	2.62%	2.41%
2001	8,173	$19.89	$19.78	$ 162,381	0.80%	1.00%	14.07%	(12.44%)	(12.62%)
VIP - High Income Investor Class (a)
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20%
VIP - Equity-Income
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
2004	22,947	$54.98	$54.36	$ 1,259,854	0.80%	1.00%	1.52%	10.63%	10.41%
2003	23,173	$49.70	$49.24	$ 1,150,272	0.80%	1.00%	1.79%	29.29%	29.03%
2002	23,450	$38.44	$38.16	$ 900,534	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
2001	25,681	$46.66	$46.41	$ 1,197,414	0.80%	1.00%	1.63%	(5.72%)	(5.91%)
VIP - Equity-Income Investor Class (a)
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52%
VIP - Growth
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
2004	18,994	$54.53	$53.92	$ 1,034,785	0.80%	1.00%	0.27%	2.55%	2.34%
2003	22,150	$53.18	$52.68	$ 1,176,912	0.80%	1.00%	0.27%	31.79%	31.52%
2002	22,790	$40.35	$40.06	$ 919,031	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
2001	26,518	$58.20	$57.89	$ 1,542,646	0.80%	1.00%	0.08%	(18.31%)	(18.48%)
VIP - Growth Investor Class (a)
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65%
VIP - Overseas
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
2004	8,403	$29.61	$29.28	$ 248,616	0.80%	1.00%	1.24%	12.72%	12.50%
2003	9,979	$26.27	$26.03	$ 261,967	0.80%	1.00%	0.78%	42.22%	41.94%
2002	7,999	$18.47	$18.34	$ 147,679	0.80%	1.00%	0.80%	(20.92%)	(21.08%)
2001	8,541	$23.36	$23.23	$ 199,435	0.80%	1.00%	5.44%	(21.80%)	(21.96%)
VIP - Overseas, Class R
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%
2004	4,800	$11.12	$11.11	$ 53,380	0.80%	1.00%	-	11.23%	11.08% (c)
VIP - Overseas, Class R Investor Class (a)
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond (b)
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
2004	23,801	$27.92	$27.61	$ 662,933	0.80%	1.00%	4.31%	3.62%	3.41%
2003	27,504	$26.95	$26.70	$ 739,598	0.80%	1.00%	4.45%	4.36%	4.15%
2002	40,827	$25.82	$25.63	$ 1,052,667	0.80%	1.00%	3.35%	9.46%	9.24%
2001	29,934	$23.59	$23.46	$ 705,397	0.80%	1.00%	3.11%	7.59%	7.37%
VIP - Investment Grade Bond Investor Class (a)
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54%
VIP - Asset Manager (b)
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
2004	18,388	$31.35	$31.00	$ 575,514	0.80%	1.00%	2.75%	4.62%	4.41%
2003	20,033	$29.97	$29.69	$ 599,458	0.80%	1.00%	3.60%	17.03%	16.80%
2002	21,119	$25.61	$25.42	$ 540,146	0.80%	1.00%	4.10%	(9.46%)	(9.64%)
2001	23,886	$28.28	$28.13	$ 675,044	0.80%	1.00%	4.11%	(4.86%)	(5.05%)
VIP - Asset Manager Investor Class (a)
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15%
VIP - Index 500 (b)
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
2004	28,949	$31.95	$31.59	$ 923,780	0.80%	1.00%	1.32%	9.73%	9.51%
2003	29,955	$29.12	$28.85	$ 871,353	0.80%	1.00%	1.41%	27.38%	27.13%
2002	28,736	$22.86	$22.69	$ 656,334	0.80%	1.00%	1.35%	(22.87%)	(23.03%)
2001	31,347	$29.64	$29.48	$ 928,547	0.80%	1.00%	1.14%	(12.81%)	(12.99%)
VIP - Asset Manager: Growth (b)
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%
2004	9,770	$20.58	$20.35	$ 200,687	0.80%	1.00%	2.35%	5.13%	4.92%
2003	11,007	$19.57	$19.39	$ 215,119	0.80%	1.00%	2.82%	22.35%	22.10%
2002	10,828	$16.00	$15.88	$ 173,028	0.80%	1.00%	3.02%	(16.20%)	(16.37%)
2001	12,742	$19.09	$18.99	$ 243,058	0.80%	1.00%	2.88%	(8.14%)	(8.32%)
VIP - Asset Manager: Growth Investor Class (a)
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35%
VIP - Contrafund (b)
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
2004	45,493	$34.44	$34.06	$ 1,565,303	0.80%	1.00%	0.33%	14.55%	14.32%
2003	43,778	$30.07	$29.79	$ 1,315,241	0.80%	1.00%	0.46%	27.44%	27.18%
2002	45,432	$23.60	$23.42	$ 1,071,283	0.80%	1.00%	0.85%	(10.07%)	(10.26%)
2001	49,247	$26.24	$26.10	$ 1,291,600	0.80%	1.00%	0.79%	(12.95%)	(13.13%)
VIP - Contrafund Investor Class (a)
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72%
VIP - Balanced (b)
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
2004	13,471	$14.87	$14.70	$ 199,693	0.80%	1.00%	2.03%	4.63%	4.41%
2003	13,663	$14.21	$14.08	$ 193,678	0.80%	1.00%	2.44%	16.78%	16.55%
2002	10,681	$12.17	$12.08	$ 129,667	0.80%	1.00%	2.93%	(9.45%)	(9.63%)
2001	9,581	$13.44	$13.37	$ 128,576	0.80%	1.00%	3.18%	(2.37%)	(2.57%)
VIP - Balanced Investor Class (a)
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation (b)
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
2004	1,446	$11.10	$11.08	$ 16,055	0.80%	1.00%	-	0.60%	0.39%
2003	1,271	$11.04	$11.03	$ 14,023	0.80%	1.00%	-	10.38%	10.32% (d)
VIP - Dynamic Capital Appreciation Investor Class (a)
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18%
VIP - Growth & Income (b)
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
2004	18,151	$16.28	$16.10	$ 294,886	0.80%	1.00%	0.92%	4.95%	4.74%
2003	21,626	$15.51	$15.37	$ 334,895	0.80%	1.00%	1.13%	22.78%	22.54%
2002	20,641	$12.63	$12.54	$ 260,432	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
2001	23,727	$15.27	$15.19	$ 362,037	0.80%	1.00%	1.32%	(9.48%)	(9.66%)
VIP - Growth & Income Investor Class (a)
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96%
VIP - Growth Opportunities (b)
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
2004	12,485	$11.98	$11.85	$ 149,354	0.80%	1.00%	0.54%	6.33%	6.12%
2003	12,838	$11.27	$11.16	$ 144,475	0.80%	1.00%	0.70%	28.83%	28.58%
2002	10,469	$8.75	$8.68	$ 91,492	0.80%	1.00%	1.11%	(22.47%)	(22.63%)
2001	11,295	$11.28	$11.22	$ 127,364	0.80%	1.00%	0.38%	(15.11%)	(15.28%)
VIP - Growth Opportunities Investor Class (a)
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28%
VIP - Mid Cap (b)
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
2004	43,149	$16.41	$16.25	$ 707,112	0.80%	1.00%	-	23.92%	23.67%
2003	39,740	$13.24	$13.14	$ 525,635	0.80%	1.00%	0.43%	37.53%	37.25%
2002	40,643	$9.63	$9.58	$ 390,960	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
2001	44,539	$10.76	$10.73	$ 479,101	0.80%	1.00%	-	(3.99%)	(4.18%)
VIP - Mid Cap Investor Class (a)
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72%
VIP - Value Strategies (b)
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
2004	16,328	$12.89	$12.85	$ 210,340	0.80%	1.00%	-	13.21%	12.98%
2003	13,375	$11.38	$11.38	$ 152,236	0.80%	1.00%	-	13.83%	13.77% (d)
VIP - Value Strategies Investor Class (a)
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69%
VIP - Telecomm. & Utilities Growth (b)
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
2004	3,568	$9.34	$9.28	$ 33,309	0.80%	1.00%	2.24%	23.61%	23.36%
2003	1,186	$7.56	$7.52	$ 8,958	0.80%	1.00%	1.18%	25.16%	24.91%
2002	1,014	$6.04	$6.02	$ 6,125	0.80%	1.00%	1.36%	(30.47%)	(30.61%)
2001	777	$8.68	$8.68	$ 6,751	0.80%	1.00%	0.21%	(13.15%)	(13.22%)(e)
VIP - Telecomm. & Utilities Growth Investor Class (a)
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology (b)
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
2004	11,636	$9.19	$9.13	$ 106,873	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	16,777	$9.22	$9.18	$ 154,679	0.80%	1.00%	-	57.94%	57.63%
2002	4,902	$5.84	$5.82	$ 28,616	0.80%	1.00%	-	(38.29%)	(38.42%)
2001	3,900	$9.46	$9.46	$ 36,901	0.80%	1.00%	-	(5.36%)	(5.44%) (e)
VIP - Technology Investor Class (a)
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84%
VIP - Natural Resources (b)
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%
2004	8,606	$13.10	$13.01	$ 112,684	0.80%	1.00%	0.86%	22.96%	22.72%
2003	2,454	$10.66	$10.60	$ 26,136	0.80%	1.00%	0.63%	29.57%	29.30%
2002	2,047	$8.22	$8.20	$ 16,832	0.80%	1.00%	0.72%	(12.28%)	(12.46%)
2001	936	$9.38	$9.37	$ 8,779	0.80%	1.00%	0.21%	(6.24%)	(6.32%) (e)
VIP - Natural Resources Investor Class (a)
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23%
VIP - Health Care (b)
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
2004	5,633	$10.42	$10.34	$ 58,639	0.80%	1.00%	0.30%	8.09%	7.88%
2003	4,954	$9.64	$9.59	$ 47,718	0.80%	1.00%	-	15.24%	15.01%
2002	5,208	$8.36	$8.34	$ 43,534	0.80%	1.00%	0.31%	(17.75%)	(17.91%)
2001	5,214	$10.17	$10.16	$ 52,999	0.80%	1.00%	-	1.65%	1.56% (e)
VIP - Health Care Investor Class (a)
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76%
VIP - Financial Services (b)
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
2004	3,055	$12.30	$12.21	$ 37,542	0.80%	1.00%	-	10.84%	10.61%
2003	3,365	$11.09	$11.04	$ 37,319	0.80%	1.00%	1.21%	29.54%	29.28%
2002	3,460	$8.56	$8.54	$ 29,623	0.80%	1.00%	1.11%	(12.12%)	(12.29%)
2001	2,444	$9.74	$9.74	$ 23,808	0.80%	1.00%	0.40%	(2.56%)	(2.64%) (e)
VIP - Financial Services Investor Class (a)
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08%
VIP - Cyclical Industries (b)
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
2004	4,015	$13.62	$13.53	$ 54,651	0.80%	1.00%	0.59%	23.11%	22.86%
2003	1,365	$11.06	$11.01	$ 15,092	0.80%	1.00%	0.38%	37.26%	36.99%
2002	692	$8.06	$8.04	$ 5,579	0.80%	1.00%	0.10%	(20.32%)	(20.48%)
2001	675	$10.12	$10.11	$ 6,830	0.80%	1.00%	-	1.17%	1.08% (e)
VIP - Cyclical Industries Investor Class (a)
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Industries (b)
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
2004	732	$10.93	$10.85	$ 7,993	0.80%	1.00%	-	8.46%	8.25%
2003	723	$10.08	$10.03	$ 7,278	0.80%	1.00%	-	24.09%	23.84%
2002	1,122	$8.12	$8.10	$ 9,103	0.80%	1.00%	0.06%	(17.03%)	(17.19%)
2001	480	$9.79	$9.78	$ 4,701	0.80%	1.00%	-	(2.15%)	(2.23%) (e)
VIP - Consumer Industries Investor Class (a)
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate (b)
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
2004	9,115	$14.63	$14.60	$ 133,340	0.80%	1.00%	3.02%	33.07%	32.80%
2003	3,683	$11.00	$10.99	$ 40,503	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class (a)
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51%
VIP - Strategic Income (b)
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
2004	7,800	$10.89	$10.87	$ 84,917	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class (a)
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93%
VIP - Aggressive Growth (a)
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class (a)
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94%
VIP - International Capital Appreciation (a)
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70%
VIP - International Capital Appreciation Investor Class (a)
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73%
VIP - Value Leaders (a)
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19%
VIP - Value Leaders Investor Class (a)
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20%
VIP - Value (a)
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49%
VIP - Value Investor Class (a)
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83%
VIP - Growth Stock (a)
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class (a)
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income (a)
2005	441	$10.23	$10.23	$ 4,561	0.80%	0.80%	1.37%	2.32%	2.32%
VIP - Freedom Income Investor Class (a)
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005 (a)
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82%
VIP - Freedom 2005 Investor Class (a)
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41%
VIP - Freedom 2010 (a)
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06%
VIP - Freedom 2010 Investor Class (a)
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61%
VIP - Freedom 2015 (a)
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37%
VIP - Freedom 2015 Investor Class (a)
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020 (a)
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35%
VIP - Freedom 2020 Investor Class (a)
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71%
VIP - Freedom 2025 (a)
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02%
VIP - Freedom 2025 Investor Class (a)
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030 (a)
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87%
VIP - Freedom 2030 Investor Class (a)
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I (a)
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49%
VIP - Freedom Lifetime Income II (a)
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41%
VIP - Freedom Lifetime Income III (a)
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19%
UIF - Emerging Markets Equity
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
2004	8,508	$13.45	$13.30	$ 114,366	0.80%	1.00%	0.64%	22.13%	21.88%
2003	9,146	$11.02	$10.92	$ 100,690	0.80%	1.00%	-	48.47%	48.18%
2002	4,599	$7.42	$7.37	$ 34,108	0.80%	1.00%	-	(9.63%)	(9.81%)
2001	3,390	$8.21	$8.17	$ 27,827	0.80%	1.00%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
2004	3,293	$17.30	$17.10	$ 56,878	0.80%	1.00%	6.45%	9.18%	8.96%
2003	3,623	$15.84	$15.70	$ 57,339	0.80%	1.00%	-	26.84%	26.59%
2002	2,579	$12.49	$12.40	$ 32,177	0.80%	1.00%	7.96%	8.35%	8.13%
2001	945	$11.53	$11.47	$ 10,881	0.80%	1.00%	10.04%	9.21%	8.99%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Value Equity
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
2004	3,911	$14.44	$14.27	$ 56,372	0.80%	1.00%	0.80%	12.63%	12.40%
2003	3,367	$12.82	$12.70	$ 43,093	0.80%	1.00%	-	27.93%	27.68%
2002	3,470	$10.02	$9.95	$ 34,728	0.80%	1.00%	1.35%	(17.53%)	(17.70%)
2001	2,144	$12.15	$12.09	$ 26,028	0.80%	1.00%	1.26%	(7.79%)	(7.98%)
UIF - International Magnum
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
2004	5,747	$11.17	$11.05	$ 64,095	0.80%	1.00%	2.76%	16.45%	16.21%
2003	4,981	$9.60	$9.51	$ 47,710	0.80%	1.00%	0.21%	26.40%	26.14%
2002	3,420	$7.59	$7.54	$ 25,928	0.80%	1.00%	1.33%	(17.48%)	(17.65%)
2001	1,204	$9.20	$9.15	$ 11,067	0.80%	1.00%	0.46%	(19.94%)	(20.10%)
OMIF - Growth II (b)
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%
2004	2,920	$9.52	$9.41	$ 27,771	0.80%	1.00%	-	5.76%	5.54%
2003	4,484	$9.00	$8.92	$ 40,325	0.80%	1.00%	-	24.70%	24.45%
2002	6,490	$7.22	$7.16	$ 46,809	0.80%	1.00%	-	(30.99%)	(31.12%)
2001	9,187	$10.46	$10.40	$ 96,029	0.80%	1.00%	-	(40.95%)	(41.07%)
OMIF - Small Cap (b)
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
2004	7,032	$20.37	$20.14	$ 143,027	0.80%	1.00%	-	15.25%	15.02%
2003	11,413	$17.68	$17.51	$ 201,496	0.80%	1.00%	-	37.92%	37.64%
2002	17,673	$12.82	$12.72	$ 226,285	0.80%	1.00%	-	(31.66%)	(31.80%)
2001	21,623	$18.76	$18.66	$ 405,302	0.80%	1.00%	0.11%	5.21%	5.00%
OMIF - Select Value (b)
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
2004	3,023	$15.94	$15.76	$ 48,073	0.80%	1.00%	2.01%	2.03%	1.82%
2003	4,883	$15.62	$15.48	$ 76,152	0.80%	1.00%	2.46%	17.35%	17.11%
2002	9,265	$13.31	$13.22	$ 123,189	0.80%	1.00%	0.85%	(25.67%)	(25.82%)
2001	16,878	$17.91	$17.82	$ 302,029	0.80%	1.00%	0.37%	0.90%	0.70%
OMIF - Technologies & Communications (b)
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
2004	12,310	$8.10	$8.01	$ 99,657	0.80%	1.00%	-	5.57%	5.36%
2003	18,575	$7.67	$7.60	$ 142,444	0.80%	1.00%	-	44.17%	43.88%
2002	25,444	$5.32	$5.28	$ 135,352	0.80%	1.00%	-	(54.36%)	(54.45%)
2001	32,181	$11.66	$11.60	$ 375,082	0.80%	1.00%	-	(52.70%)	(52.80%)
OMIF - Large Cap Growth (b)
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
2004	6,474	$15.22	$15.05	$ 98,458	0.80%	1.00%	-	6.06%	5.85%
2003	9,553	$14.35	$14.22	$ 136,996	0.80%	1.00%	-	31.80%	31.54%
2002	12,626	$10.89	$10.81	$ 137,399	0.80%	1.00%	-	(31.89%)	(32.02%)
2001	17,024	$15.98	$15.90	$ 272,002	0.80%	1.00%	-	(36.68%)	(36.81%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Discovery (b)
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
2004	5,129	$13.94	$13.78	$ 71,425	0.80%	1.00%	-	18.20%	17.96%
2003	7,880	$11.79	$11.68	$ 92,853	0.80%	1.00%	-	33.14%	32.87%
2002	9,116	$8.86	$8.79	$ 80,697	0.80%	1.00%	-	(38.05%)	(38.17%)
2001	11,122	$14.30	$14.22	$ 158,957	0.80%	1.00%	-	(31.33%)	(31.47%)
WFAF - Opportunity (b)
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%
2004	3,438	$17.88	$17.67	$ 61,376	0.80%	1.00%	-	17.27%	17.04%
2003	5,229	$15.24	$15.10	$ 79,609	0.80%	1.00%	0.06%	35.91%	35.64%
2002	7,958	$11.21	$11.13	$ 89,169	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
2001	8,229	$15.45	$15.37	$ 127,060	0.80%	1.00%	0.42%	(4.48%)	(4.67%)
CST - Small Cap Growth
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	8,235	$11.88	$11.75	$ 97,749	0.80%	1.00%	-	9.98%	9.76%
2003	9,766	$10.81	$10.70	$ 105,416	0.80%	1.00%	-	47.36%	47.06%
2002	5,188	$7.33	$7.28	$ 38,010	0.80%	1.00%	-	(34.22%)	(34.36%)
2001	6,492	$11.15	$11.09	$ 72,334	0.80%	1.00%	-	(16.69%)	(16.85%)
CST - International Focus
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
2004	1,455	$10.64	$10.52	$ 15,470	0.80%	1.00%	0.94%	13.82%	13.59%
2003	1,415	$9.35	$9.26	$ 13,221	0.80%	1.00%	0.44%	32.03%	31.76%
2002	1,565	$7.08	$7.03	$ 11,075	0.80%	1.00%	-	(20.55%)	(20.71%)
2001	1,840	$8.91	$8.87	$ 16,395	0.80%	1.00%	-	(22.90%)	(23.06%)
CST - Global Small Cap Focus (b)
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
2004	2,345	$11.20	$11.07	$ 26,227	0.80%	1.00%	-	17.04%	16.81%
2003	2,708	$9.57	$9.48	$ 25,887	0.80%	1.00%	-	46.48%	46.18%
2002	1,241	$6.53	$6.49	$ 8,105	0.80%	1.00%	-	(34.68%)	(34.82%)
2001	1,699	$10.00	$9.95	$ 16,983	0.80%	1.00%	-	(29.21%)	(29.35%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2005, and the results of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
March 22, 2006

Annual Report

Fidelity Retirement Reserves (policy form NRR-96100), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0206
1.540223.108

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2005, 2004 and 2003

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR Corp.) and its subsidiary at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

March 31, 2006

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data) December 31, 2005 and 2004

ASSETS	2005	2004
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $697,365 in 2005 and $664,473 in 2004)	$ 693,141	$ 683,884
Equity securities, at fair value (cost of $816 in 2005 and $616 in 2004)	870	639
Policy loans	--	36

Total investments	694,011	684,559

Cash and cash equivalents	17,596	26,888
Cash equivalent (restricted)	4,270	4,100
Accrued investment income	8,585	11,789
Deferred policy acquisition costs	50,811	53,001
Reinsurance deposit and receivables	1,212,539	1,057,929
Other assets	6,904	6,849
Net deferred tax asset	33,814	26,477
Income taxes receivable	4,234	--
Separate account assets	12,664,867	11,925,614

Total assets	$ 14,697,631	$ 13,797,206
LIABILITIES

Future contract and policy benefits	$ 531,627	$ 390,740
Contractholder deposit funds	872,324	880,702
Other liabilities and accrued expenses	7,228	8,175
Income taxes payable	--	2,278
Payable to parent and affiliates	9,719	9,129
Separate account liabilities	12,664,867	11,925,614

Total liabilities	14,085,765	13,216,638

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	68,048	68,048
Accumulated other comprehensive income	(2,219)	12,781
Retained earnings	543,037	496,739

Total stockholder's equity	611,866	580,568

Total liabilities and stockholder's equity	$ 14,697,631	$ 13,797,206

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2005, 2004 and 2003

	2005	2004	2003
Revenues:
Fees charged to contractholders	$ 100,763	$ 97,489	$ 89,285
Net investment income	32,473	31,057	31,045
Interest on reinsurance deposit	47,579	47,321	36,652
Fund administration fees	3,493	3,736	4,129
Net realized investment gains	6,004	3,447	6,006
Premiums	6,456	6,958	6,330
Other income	76	18	--

Total Revenue	196,844	190,026	173,447

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	83,090	68,489	55,043
Contract and policy benefits and expenses	49,521	49,945	46,860
Other expenses	7,201	--	--

Total benefits and expenses	139,812	118,434	101,903

Income before income taxes	57,032	71,592	71,544

Income tax expense	10,734	16,782	18,088

Income before cumulative effect of change in accounting principle	46,298	54,810	53,456

Cumulative effect of change in accounting principle (less applicable income tax expense of $473 in 2004)	--	868	--

Net income	46,298	55,678	53,456

Other comprehensive income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(17,133)	(8,350)	6,237
Reclassification adjustment for net realized gains included in net income	(6,004)	(3,447)	(6,006)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	119	359	--
Benefit for income taxes related to items of other comprehensive income	8,018	4,158	90

Other comprehensive income, net of tax	(15,000)	(7,280)	321

Comprehensive income	$ 31,298	$ 48,398	$ 53,777

(1)Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2005, 2004 and 2003

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2002	$ 3,000	$ 68,048	$ 19,740	$ 387,605	$ 478,393

Comprehensive income:
Net income	--	--	--	53,456	53,456
Other comprehensive income	--	--	321	--	321

Balance at December 31, 2003	3,000	68,048	20,061	441,061	532,170

Comprehensive income:
Net income	--	--	--	55,678	55,678
Other comprehensive income	--	--	(7,280)	--	(7,280)

Balance at December 31, 2004	3,000	68,048	12,781	496,739	580,568

Comprehensive income:
Net income	--	--	--	46,298	46,298
Other comprehensive income	--	--	(15,000)	--	(15,000)

Balance at December 31, 2005	$ 3,000	$ 68,048	$ (2,219)	$ 543,037	$ 611,866

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2005, 2004 and 2003
	2005	2004	2003
Cash flows from operating activities:
Net income	$ 46,298	$ 55,678	$ 53,456
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	6,317	8,264	5,980
Net realized investment gains	(6,004)	(3,447)	(6,006)
Cumulative effect of change in accounting principle	--	(868)	--
Provision (benefit) for deferred taxes	681	904	(5,261)
Change in deferred policy acquisition costs, net of amortization	2,656	1,121	(5,825)
Changes in assets and liabilities:
Accrued investment income	3,204	(325)	(1,855)
Future contract and policy benefits, net	234,513	229,510	50,393
Reinsurance deposit and receivables	(154,610)	(188,071)	(277,364)
Payable to parent and affiliates, net	590	2,108	719
Income taxes	(6,511)	(6,189)	5,434
Other assets and other liabilities, net	(1,229)	(591)	(3,315)

Net cash provided by (used for) operating activities	125,905	98,094	(183,644)

Cash flows from investing activities:
Purchase of debt securities	(785,769)	(212,589)	(305,637)
Purchase of equity securities	(926)	(598)	--
Purchase of restricted cash equivalent	(33,120)	(20,128)	--
Proceeds from sales of debt securities	714,128	176,637	171,280
Proceeds from maturities of debt securities	39,039	22,905	36,100
Proceeds from sales of equity securities	891	--	417
Proceeds from maturities of restricted cash equivalent	33,099	16,381	--
Change in policy loans	36	157	1
Capital expenditures	(466)	(805)	(496)

Net cash used for investing activities	(33,088)	(18,040)	(98,335)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	588,421	443,574	603,838
Deposits credited to fixed annuity contracts	47,121	57,888	217,570
Net transfers from separate accounts	476,805	581,052	593,881
Withdrawals from variable annuity contracts	(1,113,373)	(1,056,329)	(1,078,614)
Withdrawals from fixed annuity contracts	(100,977)	(84,551)	(61,603)

Net cash (used for) provided by financing activities	(102,003)	(58,366)	275,072

Effect of foreign exchange rate changes on cash	(106)	(12)	--

Net (decrease) increase in cash and cash equivalents	(9,292)	21,676	(6,907)

Cash and cash equivalents:
Beginning of year	26,888	5,212	12,119
End of year	$ 17,596	$ 26,888	$ 5,212
Supplemental disclosure of cash flow information for non-cash transactions (Note 4):
Charitable donation of debt securities at fair value	$ 7,201	$ --	$ --

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR Corp. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Account I, also a separate account of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds and the Credit Suisse Trust. The assets of the Variable Life Account I are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds and the Credit Suisse Trust. Separate account assets are reported at the net asset value of such portfolios. Effective January 2, 2004 and January 9, 2004, FILI and EFILI, closed the Old Mutual Insurance Series Funds and the Wells Fargo Advantage Variable Trust Funds respectively, to new money.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. In 2004, FILI began offering a variable universal life insurance product. Amounts invested in the variable universal life policies are allocated to the Variable Life Account I.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt and equity securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt and equity securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

The Company's interests in the Segregated Funds are accounted for as equity securities based on the characteristics and features of the underlying mutual fund investments in the Segregated Funds Accounts. The Company's interests are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Unrealized gains or losses are reported as a component of other comprehensive income.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts, money market mutual funds, Canadian treasury bill and banker's acceptance and are reported at fair value which approximates cost. At December 31, 2005 and 2004, the Company recorded $4,270,000 and $4,100,000, respectively in a Canadian Treasury Bill and banker's acceptance. These funds are required to be vested in trust under the applicable laws and regulations for a foreign company operating a branch in Canada and are classified as restricted cash equivalents. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $16,938,000 and $26,311,000 at December 31, 2005 and 2004, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers and are recognized when earned. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, variable annuity products with a guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Adoption of Statement of Position 03-01), the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 8% and estimates for mortality. For policies issued in 2003 and prior, the fixed income annuity product is accounted for as contractholder deposits, recognizing the immateriality of the life contingent contracts. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for the fixed portion of the variable income annuity product with minimal life contingencies. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the life time of the policy generally estimated as the level term period for the term insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income.

New Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company elected early adoption of SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements as of January 1, 2005.

In May 2005, the Financial Accounting Standards Board ("FASB") issued Statements on Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")." SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This Statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate account asset and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $1,341,000 in the consolidated statements of income and comprehensive income.

In March 2004, the FASB's Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. During 2005, the FASB further modified the guidance by issuing FSP No. 115/124-1, "Accounting for Certain Investments in Debt and Equity Securities," effective for other than temporary impairments adopted for periods beginning after December 15, 2005. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

In December 2003, the FASB issued FASB Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities". This standard does not impact the Company's results of operations or financial position.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $868,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company reduced its GMDB reserve as SOP 03-01 required the use of a specified reserve methodology which is different from the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Decrease in guaranteed minimum death benefit liability	$ 1,314
Change in deferred acquisition costs	27
1,341
Provision for income taxes	(473)

Cumulative effect of change in accounting principle	$ 868

Guaranteed Minimum Death Benefits

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	2005	2004
Beginning balance	$ 10,279	$ 13,454
Unlocking of benefit ratio	(2,149)	(1,208)
Interest on reserve	540	828
Claims paid	(4,211)	(6,517)
Accrual of benefit ratio	3,252	3,715
Reserve on new issues	--	7

Ending balance	$ 7,711	$ 10,279

The reinsurance recoverables associated with GMDB were $6,983,000 and $9,267,000 at December 31, 2005 and December 31, 2004, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The projected lapse rates for 2006 include an additional 12% lapse for anticipated exchanges to a new deferred variable annuity product.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2005 and December 31, 2004. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2005	2004
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 9,736,865	$ 9,897,246
Net amount at risk	$ 441,038	$ 576,753
Average attained age of contractholders	63	62
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 546,821	$ 561,802
Net amount at risk	$ 107,720	$ 141,971
Average attained age of contractholders	67	66

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Debt securities	$ 32,537	$ 32,997	$ 33,241
Cash and cash equivalents	2,685	491	325
Other Income	2	89	50
Total investment income	35,224	33,577	33,616
Less: Investment expenses	2,751	2,520	2,571
Net Investment Income	$ 32,473	$ 31,057	$ 31,045

Gross realized gains and losses from the voluntary sales of debt and equity securities were as follows:

Years Ended December 31,
	2005	2004	2003
(in thousands)
Debt securities
Gross realized gains	$ 9,694	$ 4,075	$ 6,862
Gross realized losses	$ 3,779	$ 628	$ 784
Equity securities
Gross realized gains	$ 89	$ --	$ 28
Gross realized losses	$ --	$ --	$ --

Realized investment losses as a result of other than temporary impairments in the value of investments were $0, $0 and $100,000 in 2005, 2004, and 2003, respectively. The net fair value of non-income producing debt securities was $0 as of December 31, 2005 and 2004, respectively. The amount of interest foregone by non-income producing securities was $0, $0 and $411,000 for 2005, 2004 and 2003 respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2005	2004	2003
	(in thousands)
Debt securities	$ (4,224)	$ 19,411	$ 31,646
Equity securities	54	23	--
DAC	223	(243)	(657)
Deferred income tax benefit (expense)	1,247	(6,769)	(10,928)
	$ (2,700)	$ 12,422	$ 20,061

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2005 and 2004, respectively were as follows:

	2005
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (4,942)	$ 376,046	398
Greater than 12 months	(2,178)	78,631	60
	$ (7,120)	$ 454,677	458

Below investment grade debt securities:
0-12 months	$ (371)	$ 15,802	99
Greater than 12 months	(25)	838	11
	$ (396)	$ 16,640	110
	2004
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (1,066)	$ 159,056	80
Greater than 12 months	(7)	367	2
	$ (1,073)	$ 159,423	82

Below investment grade debt securities:
0-12 months	$ (60)	$ 2,542	29
Greater than 12 months	(1)	30	1
	$ (61)	$ 2,572	30

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2005 and 2004. The majority of the securities are investment grade fixed maturities priced at or greater than 90% of amortized cost at December 31, 2005. The decline in market value was primarily the result of an increase in interest rates from the securities purchase date.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, and equity securities were as follows:

	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 59,231	$ 5	$ (820)	$ 58,416
Corporate debt securities	479,168	3,233	(5,586)	476,815
Mortgage backed securities	158,966	54	(1,110)	157,910

	$ 697,365	$ 3,292	$ (7,516)	$ 693,141

Equity securities:	$ 816	$ 56	$ (2)	$ 870
	December 31, 2004
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 117,839	$ 1,114	$ (309)	$ 118,644
Corporate debt securities	544,454	19,265	(825)	562,894
Loan and structured securities	2,180	166	--	2,346

	$ 664,473	$ 20,545	$ (1,134)	$ 683,884

Equity securities:	$ 616	$ 23	$ --	$ 639

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2005, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 97,343	$ 97,393
Due after 1 year through 5 years	335,177	332,402
Due after 5 year through 10 years	53,077	52,759
Due after 10 years	52,802	52,677
Mortgage backed securities	158,966	157,910
	$ 697,365	$ 693,141

At December 31, 2005 and 2004, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2005, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,713,000 and $2,724,000 respectively. At December 31, 2004, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,797,000 and $2,847,000, respectively.

During 2005 and 2004, the company donated debt securities to a qualified charitable organization at fair value of $7,201,000 and $0, respectively. This is recorded as other expenses in the consolidated statements of income and comprehensive income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

The estimated carrying values and fair values of the financial instruments were as follows:

	2005		2004
	Carring Value	Fair Value	Carring Value	Fair Value
	(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 693,141	$ 693,141	$ 683,884	$ 683,884
Equity securities (Note 2)	870	870	639	639
Policy loans	--	--	36	36
Cash and cash equivalents (Note 2)	21,866	21,866	30,988	30,988
Reinsurance deposit and receivables	1,212,539	1,245,278	1,057,929	1,107,644
Separate account assets	12,664,867	12,664,867	11,925,614	11,925,614

	$ 14,593,283	$ 14,626,022	$ 13,699,090	$ 13,748,805

Financial Liabilities:
Future contract and policy benefits	$ 531,627	$ 531,543	$ 390,740	$ 390,902
Contractholder deposit funds	872,324	905,063	880,702	930,417
Separate account liabilities	12,664,867	12,664,867	11,925,614	11,925,614

	$ 14,068,818	$ 14,101,473	$ 13,197,056	$ 13,246,933

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

Separate Accounts

Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Current:
Federal	$ 9,558	$ 15,427	$ 22,629
State	495	451	720
	10,053	15,878	23,349
Deferred:
Federal	686	983	(3,973)
State	(5)	(79)	(1,288)
	681	904	(5,261)
Provision for income taxes	$ 10,734	$ 16,782	$ 18,088

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2005	2004
	(in thousands)
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$ 8,612	$ 10,736
Contractholder reserves	17,100	15,133
Deferred revenue	6,720	6,603
Unrealized losses (gains) on available-for-sale securities	1,325	(6,855)
Other, net	57	860

Net deferred tax asset	$ 33,814	$ 26,477

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2003 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

Income taxes were 18.8%, 23.4% and 25.3% of pretax earnings in 2005, 2004 and 2003, respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

FILI paid federal and state income taxes of $16,565,000, $22,067,000 and $17,915,000 in 2005, 2004 and 2003, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2005, 2004 and 2003, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2005	2004	2003
(in thousands)
FILI
Statutory net income	$ 48,301	$ 56,446	$ 61,397
Statutory surplus	$ 566,312	$ 512,902	$ 452,484
EFILI
Statutory net income	$ 5,546	$ 5,735	$ 4,645
Statutory surplus	$ 46,063	$ 40,504	$ 34,891

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $18,267,000, $17,582,000 and $18,150,000 in 2005, 2004 and 2003, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $6,575,000, $5,986,000 and $6,128,000 in 2005, 2004 and 2003, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company has an agreement with Fidelity Management Trust Company ("FMTC") under which FMTC provides investment management and advisory services to the Company. The Company paid FMTC $1,136,000, $1,125,000 and $1,093,000 in 2005, 2004 and 2003, respectively, for such services.

The Company has an administrative services agreement with FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR Corp. and its subsidiaries $15,958,000, $13,941,000 and $11,638,000 in 2005, 2004 and 2003, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $839,000, $732,000 and $527,000 were charged to the Company in 2005, 2004 and 2003, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $2,000,000, $1,856,000 and $1,601,000 in 2005, 2004 and 2003, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $4,461,000, $3,311,000 and $2,337,000 in 2005, 2004 and 2003, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)

Commissions, gross	$ 18,267	$ 17,582	$ 18,160
Compensation and benefits	27,714	23,694	18,666
Capitalization of deferred policy acquisition costs	(4,121)	(4,014)	(8,885)
Amortization of deferred policy acquisition costs	6,777	5,135	3,060
Rent expenses	2,195	2,689	2,592
Taxes, licenses and fees	2,190	1,033	1,976
General insurance expenses	30,068	22,370	19,474

	$ 83,090	$ 68,489	$ 55,043

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2005, 2004 and 2003, the Company adjusted amortization by $1,747,000, $394,000 and ($1,086,000) respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2005). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.25% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2005	2004
(in thousands)
Deposit assets:
Genworth Financial	$ 776,929	$ 666,380
Principal Life Insurance Company	398,784	357,254

Reinsurance deposits	$ 1,175,713	$ 1,023,634

Contractholder deposit funds and future benefits	$ 1,194,632	$ 1,042,234

Interest on reinsurance deposit	$ 47,579	$ 47,321
Contract and policy benefits and expenses	$ 37,649	$ 37,747

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company and Genworth Financial are partially secured by investments held in trust.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)

Direct life premiums	$ 13,640	$ 12,934	$ 11,853
Reinsurance ceded	(7,184)	(5,976)	(5,523)
Net life premiums	$ 6,456	$ 6,958	$ 6,330

Direct contract and policy benefits	$ 190,603	$ 172,508	$ 144,724
Reinsurance ceded	(141,082)	(122,563)	(97,864)
Net contract and policy benefits	$ 49,521	$ 49,945	$ 46,860

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Item 24. Financial Statements and Exhibits a) Financial Statements included in Part B
(1) The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity In vestments Life Insurance Company are filed in Part B.
(2) Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2005.
(3) Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2005 and 2004.
(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annu ity Account I.
(5) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2005 and 2004.
(6) Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005, 2004 and 2003.
(7) Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Com pany for the Years Ended December 31, 2005, 2004 and 2003.
(8) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005, 2004 and 2001.
(9) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.
(10) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Custody Agreement - Not Available

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC, is incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement for the Variable Annuity Account (Registration No. 33-24400) filed on April 26, 1996.

(a) Second Amendment to the Distribution Agreement

(4) Variable Annuity Policy (Note 3)

(5) Form of Application for Deferred Variable Annuity (Note 3).

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) Not Applicable

(9) Legal opinion and consent of David J. Pearlman filed herein as exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as exhibit 10.

(11) Not Available

(12) Not Available.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(g) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund") (Note 4)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

(Note 3) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on January 10, 2006.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

EDWARD C. JOHNSON 3d, Director

JAMES C. CURVEY, Director

RODNEY R. ROHDA, Director

CLARE S. RICHER, Director

RICHARD A. SPILLANE, JR., Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

Executive Officers Who Are Not Directors

Joan M. Bloom	Senior Vice President, Marketing
David A. Golino	Sr. Vice President and Chief Financial Officer
Joseph F. Hope III	Treasurer
David W. Morse	Senior Vice President, Client Services
David J. Pearlman	Vice President, Senior Legal Counsel, and Secretary
Stephen L. Deschenes	Executive Vice President, Product Management
Paul J. Vancheri	Senior Vice President, Systems and Technology
Jeffrey K. Cimini	Executive Vice President, Sales
William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product
Developement and Risk Management
Thomas M. Ewanich	Vice President and Actuary
Earl F. Martin	Appointed Actuary

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2006 there were 0 Qualified Contracts and 6,741 Non-Qualified Contracts.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	\\\\\\\\\\	Jeffrey Carney	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
		Ellyn A. McColgan		Director
		Jeffrey Carney		Chief Executive Officer and President
		Michael J. Sonier		Chief Financial Officer and Senior Vice President
		Mark DiTota		Vice President, Real Estate
		Jacqueline Shoback		Vice President, Real Estate
		Tami R. Rash		Treasurer
		J. Gregory Wass		Assistant Treasurer
		Alex Gavis		Secretary and General Counsel
		Roger T. Servison		Vice President, Electronic Access Membership
		Jay Freedman		Assistant Secretary
		Susan Sturdy		Assistant Secretary
		Susan Boudrot		Compliance Officer
		Lee Weiss		Executive Vice President, Family Office

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) Commisions or other compensations received by the principal underwriter.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services - Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Fidelity Investments Variable Annuity Account I and Fidelity Investments Life Insurance Company, have duly caused this Post-Effective Amendment No. 1 to the Registration Statement on N-4 to be signed on their behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April, 2006.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	*/s/David J. Pearlman
	Jon J. Skillman			David J. Pearlman,
	President			Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2006.

Signature	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Title

/s/ *			)
Jon J. Skillman		President and Director	)
Pursuant to a Power of Attorney filed herewith			)
)
/s/ *			)
David A. Golino		Senior Vice President and Chief Financial Officer	)
Pursuant to a Power of Attorney filed herewith			)
)
/s/ *			)
Edward C. Johnson 3d		Director	)
)
/s/ *			)
Richard A. Spillane, Jr.		Director	) By:	*/s/David J. Pearlman
			)	David J. Pearlman
/s/ *			)	(Attorney-in-Fact)
James C. Curvey		Director	)
)
/s/ *			)
Rodney R. Rohda		Director	)
/s/ *			)
Clare S. Richer		Director	)
)
/s/ *			)
Roger T. Servison		Director	)
Pursuant to a Power of Attorney filed herewith			)

POWER OF ATTORNEY

I, Jon J. Skillman, the undersigned Director of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i)Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/Jon J. Skillman

Jon J. Skillman April 27, 2006

POWER OF ATTORNEY

I, David A. Golino, the undersigned Chief Financial Officer of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i) Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/David A. Golino

David A. Golino April 27, 2006

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i) Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison

Roger T. Servison April 27, 2006